As filed with the Securities and Exchange Commission on
                                  April 9, 2001

                                        Securities Act Registration No. 33-58642
                                       Investment Act Registration No. 811-05192
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No.____             [ ]

                       Post Effective Amendment No. 12             [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 96                     [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:

    o    immediately upon filing pursuant to paragraph b
    o    on                        pursuant to paragraph a of Rule 485
            ----------------------
   [X] on May 1, 2001 pursuant to paragraph b of Rule 485 If appropriate, check the following box:
    o this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered: Securities of Unit Investment Trust
                                        -----------------------------------

                              OVERTURE Annuity III
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
FORM N-4     ITEM                             HEADING IN PROSPECTUS

Item 1.      Cover Page.......................Cover Page
Item 2.      Definitions......................Definitions
Item 3.      Synopsis or Highlights...........Fee Table; Fund Expense
             Summary; Example
Item 4. Condensed Financial Information..Condensed Financial Information; Performance Data
Item 5.      General Description of Registrant,
             Depositor and Portfolio Companies
             a) Depositor.....................Ameritas Variable Life Insurance
                                              Company
             b) Registrant....................The Separate Account
             c) Portfolio Company.............The Funds
             d) Prospectus....................The Funds
             e) Voting........................Voting Rights
             f) Administrator.................N/A
Item 6.      Deductions and Expenses
             a) Deductions....................Fee Table; Charges and Deductions
             b) Sales Load....................Fee Table; Withdrawal Charge
             c) Special purchase plans........Administrative Charges
             d) Commissions...................Distribution of the Policies
             e) Portfolio company deductions and
             expenses.........................The Funds; Fee Table: Fund Expense
                                              Summary
             f) Registrant's expenses.........N/A
Item 7.      General Description of Variable
             a) Rights........................The Policy; Distributions Under
                                              the Policy; General Provisions;
                                              Voting Rights
             b) Provisions and limitations....The Policy; Allocation of Premium;
                                              Transfers
             c) Changes in contracts or
                operations....................Addition, Deletion, or
                                              Substitution of Investment; The
                                              Policy; Voting Rights
             d) Contractowners inquiries......Ameritas Variable Life Insurance
                                              Company
Item 8.      Annuity Period
             a) Level of benefits.............Allocation of Premium; Annuity
                                              Income Options
             b) Annuity commencement date.....Annuity Date
             c) Annuity payments..............Annuity Income Options
             d) Assumed investment return.....N/A
             e) Minimums......................Annuity Income Options
             f) Rights to change options or
             transfer investment base.........Annuity Income Options
Item 9.      Death Benefit
             a) Death benefit calculation.....Death of Annuitant Prior to
                                              Annuity Date: Death of Owner;
                                              Annuity Income Options
             b) Forms of benefits.............Death of Annuitant Prior to
                                              Annuity Date: Death of Owner;
                                              Annuity Income Options
Item 10.     Purchases and Contract Values
             a) Procedures for purchases......Cover Page; Policy Application and Premium Payment; Allocation
                                              of Premium
            b) Accumulation unit value.......Accumulation Value
            c) Calculation of accumulation unit
            value............................Accumulation Value
            d) Principal underwriter.........Distribution of the Policies

Item 11.    Redemptions
            a) Redemption procedures.........Full and Partial Withdrawals
            b) Texas Optional Retirement
            Program..........................N/A
            c) Delay.........................Full and Partial Withdrawals;
                                             Deferment of Payment
            d) Lapse.........................N/A
            e) Revocation of rights..........Refund Privilege
Item 12.    Taxes
            a) Tax consequences..............Federal Tax Matters
            b) Qualified plans...............Federal Tax Matters
            c) Impact of taxes...............Taxes
Item 13.    Legal Proceedings................Legal Proceedings
Item 14.    Table of Contents for Statement of
            Additional Information...........Statement of Additional Information

PART B
FORM N-4    ITEM.............................HEADING IN STATEMENT OF ADDITIONAL
                                             INFORMATION

Item 15.    Cover Page.......................Cover Page
Item 16.    Table of Contents................Table of Contents
Item 17.    General Information and History
            a) Name change/Suspended Sales...N/A
            b) Attribution of Assets.........N/A
            c) Control of Depositor..........General Information and History
Item 18.    Services
            a) Fees, expenses and costs......N/A
            b) Management-related services...AVLIC
            c) Custodian and independent public
            accountant.......................Safekeeping of Separate Account
                                             Assets; Experts
            d) Other custodianship...........N/A
            e) Administrative servicing
               agent.........................N/A
            f) Depositor as principal
            underwriter......................N/A
Item 19.    Purchase of Securities Being Offered
            a) Manner of Offering............N/A
            b) Sales load....................N/A
Item 20.    Underwriters
            a) Depositor or affiliate as principal
            underwriter......................Distribution of the Policy
            b)continuous offering............Distribution of the Policy
            c) Underwriting commissions......Distribution of the Policy
            d) Payments of underwriter.......N/A
Item 21.    Calculation of Performance Data..Calculation of Performance Data
Item 22.    Annuity Payments.................N/A
Item 23.    Financial Statements
            a) Registrant....................Financial Statements

                                   AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO
                                        Ameritas Variable Life Insurance Company
                                                           Separate Account VA-2
PROSPECTUS: May 1, 2001


OVERTURE ANNUITY II and ANNUITY III(sm)

Flexible Premium
Deferred Variable Annuity Policies
--------------------------------------------------------------------------------

    This prospectus describes your Policy (one of the policies identified above), especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. For the flexible premium Policies only, further investment is optional.

    You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:


------------------- ------------------------------------ --------------------------------------
                     SERIES FUND ISSUING THE SUBACCOUNT
 REFERRED TO AS:          UNDERLYING PORTFOLIOS:            PORTFOLIO ADVISOR - SUBADVISORS
------------------- ------------------------------------ --------------------------------------
ALGER               The Alger American Fund              FRED ALGER MANAGEMENT, INC.
------------------- ------------------------------------ --------------------------------------
AMERICAN CENTURY    American Century Variable            AMERICAN CENTURY INVESTMENT
                    Portfolios, Inc.                     MANAGEMENT, INC.
------------------- ------------------------------------ --------------------------------------
AMERITAS            Calvert Variable Series, Inc.        AMERITAS INVESTMENT CORP.
PORTFOLIOS          Ameritas Portfolios                  -FRED ALGER MANAGEMENT, INC. (FRED
                                                          ALGER)
                                                         -DAVID L. BABSON & COMPANY INC.
                                                          (BABSON)
                                                         -CALVERT ASSET MANAGEMENT COMPANY,
                                                          INC.(CALVERT)
                                                         -MASSACHUSETTS FINANCIAL SERVICES
                                                          COMPANY (MFS)
                                                         -HARRIS ASSOCIATES, INC. (OAKMARK)
                                                         -STATE STREET GLOBAL ADVISORS (STATE
                                                          STREET)
------------------- ------------------------------------ --------------------------------------
CALVERT SOCIAL      Calvert Variable Series, Inc.        CALVERT ASSET MANAGMENT COMPANY, INC.
                    Calvert Social Portfolios
------------------- ------------------------------------ --------------------------------------
FIDELITY            Variable Insurance Products          FIDELITY MANAGEMENT & RESEARCH
                                                         COMPANY
------------------- ------------------------------------ --------------------------------------
INVESCO FUNDS       INVESCO Variable Investment Funds,   INVESCO FUNDS GROUP, INC.
                    Inc.
------------------- ------------------------------------ --------------------------------------
MFS                 MFS Variable Insurance Trust         MASSACHUSETTS FINANCIAL SERVICES
                                                         COMPANY
------------------- ------------------------------------ --------------------------------------
MORGAN STANLEY      The Universal Institutional Funds,   MORGAN STANLEY ASSET MANAGEMENT
                    Inc.
------------------- ------------------------------------ --------------------------------------
SALOMON BROTHERS    Salomon Brothers Variable Series     SALOMON BROTHERS ASSET MANAGEMENT
                    Funds Inc.                           INC.
------------------- ------------------------------------ --------------------------------------
SUMMIT PINNACLE     Summit Mutual Funds, Inc., Summit    SUMMIT INVESTMENT PARTNERS, INC.
SERIES              Pinnacle Series
------------------- ------------------------------------ --------------------------------------
THIRD AVENUE        Third Avenue Variable Series Trust   EQSF ADVISERS, INC.
-----------------------------------------------------------------------------------------------

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).


    A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV/EDAUX/PROSPECT.HTM, and type in "Ameritas Variable"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.



Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS,
       AND HAS NOT APPROVED OR DISAPPROVED THE POLICY. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


          NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE


             AMERITAS VARIABLE LIFE INSURANCE COMPANY (WE, US, OUR)
    SERVICE CENTER, P.O. BOX 82550, LINCOLN, NEBRASKA 68501. 1-800-745-1112.
                              variable.ameritas.com
                              ---------------------

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

Make checks payable to:
"Ameritas Variable Life Insurance Company"

          TABLE OF CONTENTS                                 BEGIN ON PAGE


              DEFINED TERMS.....................................3
              POLICY OVERVIEW...................................4
              FEE TABLES........................................6
              FINANCIAL INFORMATION.............................9
              IMPORTANT POLICY PROVISIONS......................10
                  Policy Application and Issuance
                  Your Policy Value
                  Telephone Transactions
                  Delay of Payments
                  Beneficiary
                  Minor Owner or Beneficiary
                  Policy Changes
                  Policy Termination
              INVESTMENT OPTIONS...............................14
                  Separate Account Variable Investment Option
                  Fixed Account Fixed Interest Rate Option
                  Transfers
                  Third-Party Services
                  Systematic Transfer programs:  Dollar Cost Averaging,
                   Portfolio Rebalancing, Earning Sweep
              FEES ............................................18
                  Withdrawal Charge
                  Mortality and Expense Risk Charge
                  Administrative Fees
                   Administrative Expense Fee, Annual Policy Fee
                  Transfer Fee
                  Tax Charges
                  Fees Charged by the Portfolios
              POLICY DISTRIBUTIONS.............................20
                  Withdrawals
                  Loans
                  Death Benefit
                  Annuity Income Phase
              TAX MATTERS......................................25
                  Taxation of Nonqualified Policies
                  Taxation of Qualified Policies
                  Possible Tax Law Changes
              MISCELLANEOUS....................................28
                  About Our Company
                  Distribution of the Policies
                  Voting Rights
                  Distribution of Materials
                  Advertising
                  Legal Proceedings
              APPENDIX A: Variable Investment Option PortfoliosA:1
              APPENDIX B:  Accumulation Unit Values............B:1
              APPENDIX C:  Tax-Qualified Plan Disclosures......C:1
              Thank You.  If You Have Questions,............Last Page
              Statement of Additional Information Table of Contents..Last Page



Ameritas Variable Life OVERTURE ANNUITY II & III

DEFINED TERMS

ACCUMULATION UNITS are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

ANNUITANT  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based and who receives Policy annuity payments.

ANNUITY DATE is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

BENEFICIARY(IES)
   OWNER'S BENEFICIARY(IES) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
   ANNUITANT'S BENEFICIARY(IES) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

OWNER, YOU, YOUR is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY means your Policy, which may be one of these flexible premium deferred variable annuity policies: OVERTURE ANNUITY II or OVERTURE ANNUITY III. These Policies are no longer being sold. (We currently sell four other variable annuity products, each through its own prospectus.)

POLICY YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the date of issue of this Policy.

SUBACCOUNT  is a division  within the  Separate  Account for which  Accumulation
Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.


WE, US, OUR, AMERITAS, AVLIC - Ameritas Variable Life Insurance Company.


WRITTEN NOTICE OR REQUEST -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.


    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY
      LAWFULLY BE SOLD. THE POLICY, AND CERTAIN FEATURES DESCRIBED IN THIS
                 PROSPECTUS, MAY NOT BE AVAILABLE IN ALL STATES.

 IF YOUR POLICY IS ISSUED AS PART OF A QUALIFIED PLAN UNDER THE INTERNAL REVENUE
   CODE, REFER TO ANY PLAN DOCUMENTS AND DISCLOSURES FOR INFORMATION ABOUT HOW
         SOME OF THE BENEFITS AND RIGHTS OF THE POLICY MAY BE AFFECTED.

                              NO ONE IS AUTHORIZED
         TO GIVE INFORMATION OR MAKE ANY REPRESENTATION ABOUT THE POLICY
                         THAT IS NOT IN THIS PROSPECTUS.
  IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS BEING ACCURATE OR ADEQUATE.


Ameritas Variable Life OVERTURE ANNUITY II & III

POLICY OVERVIEW


        THE FOLLOWING IS INTENDED AS A SUMMARY. PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.

        The OVERTURE ANNUITY II AND OVERTURE ANNUITY III POLICIES are variable annuity savings vehicles, sold by us between fall-1990 and mid-1996, offering a variety of investment options to help meet long-term financial goals. Associated charges for each Policy are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

  COMPARISON TO OTHER POLICIES AND INVESTMENTS

                    A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

        COMPARED TO FIXED ANNUITIES. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

        COMPARED TO MUTUAL FUNDS. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o   Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts from Policy value for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o   Withdrawals can result in a withdrawal charge.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.


  TAX-QUALIFIED PLANS


        The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.


Ameritas Variable Life OVERTURE ANNUITY II & III

  POLICY OPERATION & FEATURES


PREMIUMS.
o  Minimum initial premium: $2,000.
o Minimum additional premium: $500, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

INVESTMENT OPTIONS.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

DEDUCTIONS FROM ASSETS.
(SEE FEE TABLES ON NEXT PAGES.)

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o  Policy fee, if any. o Withdrawal charge, if any.

Deductions  from  Separate  Account  assets only:
o  Mortality  and expense risk charge.
o  Administrative expense charge.
o  Underlying portfolio investment advisory fees and operating expenses.

WITHDRAWALS.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is made, withdrawal charges apply for 7 years.
o  Each withdrawal must be at least $250.


                   -------------
                     Premiums
                   -------------

-----------------------------------------------
   Ameritas Variable Life Insurance Company
-----------------------------------------------

-----------------------------------------------
              Investment Options
-----------------------------------------------
Fixed
Account      Ameritas Variable Life Insurance
                          Company
                   Separate Account  VA-2
POLICY
VALUE
RECEIVES         Variable Investment Options
A                POLICY VALUE MAY VARY DAILY
GUARANTEED      DEPENDING UPON THE INVESTMENT
FIXED           PERFORMANCE OF THE UNDERLYING
INTEREST                 PORTFOLIOS.
  RATE.
-----------    --------------------------------
                       The Subaccounts
               ---------- ---------- ----------
                   A          B        Etc.
               ---------- ---------- ----------

               ---------- ---------- ----------
               Underlying Underlying   Etc.
               Portfolio  Portfolio
                   A          B
               ---------- ---------- ----------

-----------------------------------------------
        Fees (DEDUCTIONS FROM ASSETS)
-----------------------------------------------

----------------    -----------    ------------
                                     Annuity
  Withdrawals         Death          Income
                     Benefit         Options
----------------    -----------    ------------

ANNUITY INCOME.
o Several fixed annuity income options are available.

DEATH BENEFIT.

o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.


Ameritas Variable Life OVERTURE ANNUITY II & III

POLICY PHASES

       The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

       ACCUMULATION PHASE. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

        ANNUITY INCOME PHASE. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.


FEE TABLES


        The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

---------------------------------------------------------------------- ------------- ------------
                                                                                     Guaranteed
                                                                       Current         Maximum
                                                                           Fee           Fee
TRANSACTION FEES
------------------------------- -------------------------------------- ------------- ------------
  WITHDRAWAL CHARGE
(AS A % OF EACH PREMIUM             YEARS SINCE RECEIPT OF PREMIUM
WITHDRAWN)
                                ---- ---- ---- ---- ---- --- ---- ----
                                 1    2    3    4    5   6    7   8+
                                ---- ---- ---- ---- ---- --- ---- ----
  7-YEAR WITHDRAWAL CHARGE      6%   6%   6%   5%   4%   3%  2%   0%        -             -
------------------------------- ---- ---- ---- ---- ---- --- ---- ---- ------------- ------------
  TRANSFER FEE (PER             First 15 transfers per year                NONE         NONE
   TRANSFER)                    Over 15 transfers in one Policy            $10           $10
                                Year, we may charge ...
-------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE
-------------------------------------------------------------------------------------------------
                                                                           $30           $50
   ANNUAL POLICY FEE         OVERTURE ANNUITY II POLICY:                   $36           $50
                             OVERTURE ANNUITY III POLICY:
-------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
          (DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SEPARATE ACCOUNT  TO EQUAL THE ANNUAL % SHOWN )
---------------------------------------------------------------------- ------------- ------------
                                                                          1.25%         1.25%
  MORTALITY & EXPENSE RISK CHARGE
                                                                          0.20%         0.20%
  ADMINISTRATIVE EXPENSE FEE
---------------------------------------------------------------------- ------------- ------------
            TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                        1.45%         1.45%
                                                                          -----         -----
---------------------------------------------------------------------- ------------- ------------

-------------------------------------------------------------------------------------------------

SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------

   The following chart shows the expenses charged in the year 2000 by each Subaccount underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.


                                                                                 Total
                                                                                 after
          Subaccount's underlying                          Total  Waivers    waivers and
        Portfolio Name                Management  Other     Fund   and        reductions,
                                        Fees       Fees     Fees   Reductions   if any
   ALGER
  o   Alger American Balanced           0.75%     0.13%     0.88%      -         0.88%
  o   Alger American Leveraged AllCap   0.85%     0.05%     0.90%      -         0.90%
  o   MERICAN CENTURY
  o   VP Income & Growth                0.70%       -       0.70%      -         0.70%
   AMERITAS PORTFOLIOS (SUBADVISOR)
  o   Ameritas Growth (FRED ALGER)      0.80%     0.09%     0.89%      -         0.89%
  o   Ameritas Income & Growth
      (FRED  ALGER)                     0.68%     0.10%     0.78%      -         0.78%



Ameritas Variable Life OVERTURE ANNUITY II & III

                                       6

                                                                                 Total
                                                                                 after
          Subaccount's underlying                          Total  Waivers    waivers and
        Portfolio Name                Management  Other     Fund   and        reductions,
                                        Fees       Fees     Fees   Reductions   if any
  o   Ameritas MidCap Growth
      (FRED  ALGER)                     0.85%     0.09%     0.94%      -         0.94%
  o   Ameritas Small Capitalization
      (FRED ALGER)                      0.90%     0.10%     1.00%      -         1.00%
  o   Ameritas Micro Cap (BABSON)(1)    1.12%     0.88%     2.00%    0.50%       1.50%
  o   Ameritas Money Market (CALVERT)   0.25%     0.11%     0.36%      -         0.36%
  o   Ameritas Emerging Growth(MFS CO.) 0.80%     0.15%     0.95%      -         0.95%
  o   Ameritas Growth With Income
      (MFS CO.)                         0.80%     0.43%     1.23%    0.25%       0.98%
  o   Ameritas Research (MFS CO.)       0.80%     0.52%     1.32%    0.36%       0.96%
  o   Ameritas Select (OAKMARK)(1)      0.92%     0.88%     1.80%    0.30%       1.50%
  o   Ameritas Index 500 (STATE STREET) 0.29%     0.11%     0.40%    0.02%       0.38%
   CALVERT SOCIAL(2)
  o   CVS Social Balanced               0.70%     0.18%     0.88%      -         0.88%
  o   CVS Social International Equity   1.10%     0.43%     1.53%      -         1.53%
  o   CVS Social Mid Cap Growth         0.90%     0.22%     1.12%      -         1.12%
  o   CVS Social Small Cap Growth       1.00%     0.61%     1.61%      -         1.61%
   FIDELITY (INITIAL CLASS)
  o   VIP Asset Manager                 0.53%     0.08%     0.61%      -         0.61%
  o   VIP Asset Manager: Growth         0.58%     0.11%     0.69%      -       0.69%(3)
  o   VIP Contrafund                    0.57%     0.09%     0.66%      -       0.66%(3)
  o   VIP Equity-Income                 0.48%     0.08%     0.56%      -       0.56%(3)
  o   VIP Growth                        0.57%     0.08%     0.65%      -       0.65%(3)
  o   VIP High Income                   0.58%     0.10%     0.68%      -         0.68%
  o   VIP Investment Grade Bond         0.43%     0.11%     0.54%      -         0.54%
  o   VIP Overseas                      0.72%     0.17%     0.89%      -       0.89%(3)
   INVESCO FUNDS
  o   VIF Dynamics(4)                   0.75%     0.34%     1.09%      -         1.09%
   MFS(5)
  o   Global Governments                0.75%     0.32%     1.07%    0.16%     0.91%(6)
  o   New Discovery                     0.90%     0.19%     1.09%    0.03%     1.06%(6)
  o   Utilities                         0.75%     0.16%     0.91%      -         0.91%
   MORGAN STANLEY(7)
  o   Emerging Markets Equity           1.25%     0.71%     1.96%    0.16%       1.80%
  o   Global Value Equity               0.80%     0.63%     1.43%    0.28%       1.15%
  o   International Magnum              0.80%     0.68%     1.48%    0.30%       1.18%
  o   U.S. Real Estate                  0.80%     0.36%     1.16%    0.06%       1.10%
   SALOMON BROTHERS
  o   Variable Capital(8)               0.70%     0.37%     1.27%    0.27%       1.00%
   SUMMIT PINNACLE SERIES(9)
  o   Nasdaq-100 Index                  0.35%     0.29%     0.64%      -         0.64%
  o   Russell 2000 Small Cap Index      0.35%     0.39%     0.74%      -         0.74%
  o   S&P MidCap 400 Index              0.30%     0.30%     0.60%      -         0.60%
   THIRD AVENUE
  o   Third Avenue Value(10)            0.90%     1.62%     2.52%    1.22%       1.30%


(1) "Other Fees" for the Ameritas Micro Cap and Ameritas Select portfolios are based on estimates, since these are new portfolios. The portfolio investment adviser (AIC) has voluntarily agreed to reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed 1.50%. The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

(2) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
               CVS Social Balanced                0.86%
               CVS Social International Equity    1.36%
               CVS Social Mid Cap Growth          1.02%
               CVS Social Small Cap Growth        1.26%

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund's prospectus for details.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figure shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangement, did not exceed the "Total" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were insignificant for the year ended December 31, 2000.

(5) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the portfolio's expenses).
    "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these reductions been taken into account, "Total (reflecting waivers and/or reimbursements, if any)" would be lower: 0.90% for MFS Utilities and MFS Global Governments funds and 1.05% for MFS New Discovery fund.

Ameritas Variable Life OVERTURE ANNUITY II & III

(6) MFS contractually agreed, subject to reimbursement, to bear expenses for the MFS Global Governments and MFS New Discovery funds such that the each portfolio's "Other Fees" (after taking into account the expense offset arrangement described at (5), above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. These contracted fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the portfolio.

(7) The portfolio's investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:
               Emerging Markets Equity            1.75%
               Global Value Equity                1.15%
               International Magnum fund          1.15%
               U.S. Real Estate fund              1.10%

    The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

    In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

    For the year ended December 31, 2000, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(8) The manager reimbursed the fund for certain expenses during the period ended December 31, 2000. The manager may discontinue the waiver at any time.

(9) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(10)Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.


Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.


    EXAMPLES OF EXPENSES. The following charts show the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.45% for Separate Account annual expenses, your Policy's guaranteed maximum Policy fee (which may be greater than our current Policy fee), plus the underlying portfolio 2000 expenses. If our current fees are less than the guaranteed maximum fees, your expenses could be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the period shown, but do not reflect any premium tax charge which may apply. THE EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE CHART.

       EXAMPLE TABLE FOR THE OVERTURE ANNUITY II AND ANNUITY III POLICIES

                                      ---------------------------------------------------------------------------
                                        Surrender Policy at    Annuitize Policy at          Policy is neither
                                        the end of the time    the end of the time           surrendered nor
                                             period. ($)              period. ($)            annuitized. ($)
                                      ---------------------------------------------------------------------------
    Variable Investment Option         1 Yr 3 Yr 5 Yr  10 Yr    1 Yr  3 Yr  5 Yr   10 Yr  1Yr   3 Yr  5 Yr   10 Yr
  -----------------------------------------------------------------------------------------------------------------
                ALGER
 Alger American Balanced              $82   $129   $158  $252   $82    $69   $118   $252   $22   $69   $118   $252
 Alger American Leveraged AllCap      $83   $129   $159  $254   $83    $69   $119   $254   $23   $69   $119   $254
          AMERICAN CENTURY
 VP Income & Growth                   $81   $123   $148  $233   $81    $63   $108   $233   $21   $63   $108   $233
  AMERITAS PORTFOLIOS (subadvisor)

 Ameritas Growth (Fred Alger)         $82   $129   $158  $253   $82    $69   $118   $253   $22   $69   $118   $253
 Ameritas Income & Growth (Fred
 Alger)                               $81   $126   $153  $241   $81    $66   $113   $241   $21   $66   $113   $241



Ameritas Variable Life OVERTURE ANNUITY II & III

                                       8

                                      ---------------------------------------------------------------------------
                                        Surrender Policy at    Annuitize Policy at          Policy is neither
                                        the end of the time    the end of the time           surrendered nor
                                             period. ($)              period. ($)            annuitized. ($)
                                      ---------------------------------------------------------------------------
    Variable Investment Option         1 Yr 3 Yr 5 Yr  10 Yr    1 Yr  3 Yr  5 Yr   10 Yr  1Yr   3 Yr  5 Yr   10 Yr
  -----------------------------------------------------------------------------------------------------------------
 Ameritas MidCap Growth (Fred Alger)  $83   $130   $161  $258   $83    $70   $121   $258   $23   $70   $121   $258
 Ameritas Micro Cap (Babson)          $84   $132   $164  $264   $84    $72   $124   $264   $24   $72   $124   $264
 Ameritas Small Capitalization
 (Fred Alger)                         $89   $147   $189  $313   $89    $87   $149   $313   $29   $87   $149   $313
 Ameritas Money Market (Calvert)      $77   $113   $131  $197   $77    $53    $91   $197   $17   $53    $91   $197
 Ameritas Emerging Growth (MFS Co.)   $83   $131   $161  $259   $83    $71   $121   $259   $23   $71   $121   $259
 Ameritas Growth With Income(MFS Co.) $83   $132   $163  $262   $83    $72   $123   $262   $23   $72   $123   $262
 Ameritas Select (Oakmark)            $83   $131   $162  $260   $83    $71   $122   $260   $23   $71   $122   $260
 Ameritas Research (MFS Co.)          $89   $147   $189  $313   $89    $87   $149   $313   $29   $87   $149   $313
 Ameritas Index 500 (State Street)    $77   $114   $132  $199   $77    $54    $92   $199   $17   $54    $92   $199

           CALVERT SOCIAL
 CVS Social Balanced                  $82   $129   $158  $252   $82    $69   $118   $252   $22   $69   $118   $252
 CVS Social International Equity      $89   $148   $190  $316   $89    $88   $150   $316   $29   $88   $150   $316
 CVS Social Mid Cap Growth            $85   $136   $170  $276   $85    $76   $130   $276   $25   $76   $130   $276
  CVS Social Small Cap Growth          $90   $151   $194  $324   $90    $91   $154   $324   $30   $91   $154   $324
      FIDELITY (Initial Class)
 VIP Asset Manager                    $80   $121   $144  $224   $80    $61   $104   $224   $20   $61   $104   $224
 VIP Asset Manager: Growth            $80   $123   $148  $232   $80    $63   $108   $232   $20   $63   $108   $232
 VIP Contrafund                       $80   $122   $146  $229   $80    $62   $106   $229   $20   $62   $106   $229
 VIP Equity-Income                    $79   $119   $141  $218   $79    $59   $101   $218   $19   $59   $101   $218
 VIP Growth                           $80   $122   $146  $228   $80    $62   $106   $228   $20   $62   $106   $228
 VIP High Income                      $80   $123   $147  $231   $80    $63   $107   $231   $20   $63   $107   $231
 VIP Investment Grade Bond            $79   $118   $140  $216   $79    $58   $100   $216   $19   $58   $100   $216
 VIP Overseas                         $82   $129   $158  $253   $82    $69   $118   $253   $22   $69   $118   $253
            INVESCO FUNDS
 VIF Dynamics                         $84   $135   $168  $273   $84    $75   $128   $273   $24   $75   $128   $273
                 MFS
 Global Governments                   $83   $130   $159  $255   $83    $70   $119   $255   $23   $70   $119   $255
 New Discovery                        $84   $134   $167  $270   $84    $74   $127   $270   $24   $74   $127   $270
 Utilities                            $83   $130   $159  $255   $83    $70   $119   $255   $23   $70   $119   $255
           MORGAN STANLEY
 Emerging Markets Equity              $92   $156   $203  $342   $92    $96   $163   $342   $32   $96   $163   $342
 Global Value Equity                  $85   $137   $171  $279   $85    $77   $131   $279   $25   $77   $131   $279
 International Magnum                 $85   $138   $173  $282   $85    $78   $133   $282   $25   $78   $133   $282
 U.S. Real Estate                     $85   $135   $169  $274   $85    $75   $129   $274   $25   $75   $129   $274
          SALOMON BROTHERS
 Variable Capital                     $84   $132   $164  $264   $84    $72   $124   $264   $24   $72   $124   $264
       SUMMIT PINNACLE SERIES
 Nasdaq-100 Index                     $80   $121   $145  $227   $80    $61   $105   $227   $20   $61   $105   $227
 Russell 2000 Small Cap Index         $81   $124   $150  $237   $81    $64   $110   $237   $21   $64   $110   $237
 S&P MidCap 400 Index                 $80   $120   $143  $223   $80    $60   $103   $223   $20   $60   $103   $223
            THIRD AVENUE
 Third Avenue Value                   $87   $141   $179  $294   $87    $81   $139   $294   $27   $81   $139   $294



          These examples reflect Separate Account and 2000 underlying portfolio expenses. The $50 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $50,000.


The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        We provide Accumulation Unit value history for each of the Separate Account variable investment options in APPENDIX B. Financial statements of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.


Ameritas Variable Life OVERTURE ANNUITY II & III

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

        The OVERTURE ANNUITY II and OVERTURE ANNUITY III Policies are flexible premium deferred variable annuity policies, with the ANNUITY II sold between fall 1990 and mid-1993, and the ANNUITY III sold between mid-1993 and mid-1996. Each Policy allows you to save and invest your assets on a tax-deferred basis. A feature of each Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit

  POLICY APPLICATION AND ISSUANCE

                Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

        The Policies addressed in this Prospectus are no longer being sold. To purchase a Policy, you must have submitted an application and a minimum initial premium. A Policy usually was issued only if you and the Annuitant were age 0 through 85, rounded to the nearest birthday. We have always reserved the right to reject any application or premium for any reason.

        If your application was in good order upon receipt, we credited your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application was incomplete or otherwise not in good order, we contacted you within five Business Days to explain the delay; at that time we refunded your initial premium unless you consented to our retaining it to apply it to your Policy once all Policy issuance requirements were met.

        The Policy Date is the date two days after we received your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. Generally, no Policy was dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)


        You could purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAX MATTERS section for details.


o  PREMIUM REQUIREMENTS

        Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.


         Initial Premium
     o   The only premium required. All others are optional.
     o Must have been at least $2,000. We reserved the right to change these premium requirements, and to accept a smaller initial premium if payments were established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
     o Must be at least $500; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o   Will not be accepted,  without our  approval,  on or after the later of
         (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.


Ameritas Variable Life OVERTURE ANNUITY II & III

o  ALLOCATING YOUR PREMIUMS
        You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

    o    Allocations must be in whole percentages, and total 100%.
    o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
    o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

        "Right to Examine" Period Allocations

        Most states permitted you to cancel your Policy within a certain period after you purchased your Policy (usually 10 days) for a refund. Some states require the refund to be the premium you paid; other states allow a refund of your Policy value. Please see your Policy for the "right to examine" period requirements of your state and how we treated allocation of your premium during this period.


YOUR POLICY VALUE

        On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o  SEPARATE ACCOUNT VALUE
        Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
       (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
       (b) the daily administrative expense fee; minus
       (c) the daily mortality and expense risk charge; and this result divided by
       (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

        When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o  FIXED ACCOUNT VALUE
        The Policy value of the Fixed Account on any Business Day equals:
        (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
        (b) any net premiums credited since the end of the previous Policy month; plus
        (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
        (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
        (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
        (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary, plus
        (g) interest credited on the Fixed Account balance.


Ameritas Variable Life OVERTURE ANNUITY II & III

TELEPHONE TRANSACTIONS

TELEPHONE  TRANSACTIONS  PERMITTED
o  Transfers  among  investment  options.
o  Establish systematic transfer programs.
o  Change of premium allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

TELEPHONE TRANSACTION RULES:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o  Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o  May be discontinued at any time as to some or all Owners. o

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DELAY OF PAYMENTS

        We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than  customary  weekend and holiday  closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

        We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

BENEFICIARY

        You  may  change  Policy   beneficiary(ies)   (Owner's  Beneficiary  and
Annuitant's Beneficiary) by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

        If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

        If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

        If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles.

        The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

Ameritas Variable Life OVERTURE ANNUITY II & III

  MINOR OWNER OR BENEFICIARY

        A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

  POLICY CHANGES

        Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

  POLICY TERMINATION

        We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: WITHDRAWALS section for more information.


Ameritas Variable Life OVERTURE ANNUITY II & III

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

                The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

    We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.


    You may allocate all or a part of your premiums among 39 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in APPENDIX A to this prospectus.


  SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (ALSO SEE APPENDIX A)

                  The  underlying  portfolios  in the Separate  Account are  NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
                  Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
                  You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

    The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.


    The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.


                       You bear the risk that the variable
                     investment options you select may fail
                            to meet their objectives,
      that they could go down in value, and that you could lose principal.
       -------------------------------------------------------------------

            Each Subaccount underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

Ameritas Variable Life OVERTURE ANNUITY II & III

o  ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

        New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

        If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

  FIXED ACCOUNT FIXED INTEREST RATE OPTION

            All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefor, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

        There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 4.5% per year in the OVERTURE ANNNUITY II POLICY, and at least 3.5% per year in the OVERTURE ANNUITY III POLICY, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

 TRANSFERS

        The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Ameritas Variable Life OVERTURE ANNUITY II & III

         TRANSFER RULES:
    o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
    o We must receive notice of the transfer- either Written Notice, an authorized telephone transaction, or by internet when available.
    o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
         - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
        - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
    o Free Transfers: OVERTURE ANNUITY II and III POLICIES: The first 15 transfers each Policy year are free.
    o After all free transfers have been made, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account, so is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the free transfer limit.
    o A transfer from the Fixed Account (except made pursuant to a systematic transfer program): - may be made only once each Policy Year;
         -   may be delayed up to six months;
         - OVERTURE ANNUITY II AND III POLICIES: is limited during any Policy Year to the greater of:
             - 25% of the Fixed account value on the date of the initial transfer during that year;
             - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
             -   $1,000.
    o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
    o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

  THIRD-PARTY SERVICES

        Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

  SYSTEMATIC TRANSFER PROGRAMS

            Systematic Transfer Programs are intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

o  MODEL ASSET ALLOCATION
        This program rebalances your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

Ameritas Variable Life OVERTURE ANNUITY II & III

o  DOLLAR COST AVERAGING PROGRAM
        Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

         DOLLAR COST AVERAGING RULES:
     o   There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
     o   Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o  PORTFOLIO REBALANCING PROGRAM
        The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

        PORTFOLIO REBALANCING PROGRAM RULES:
     o   There is no additional  charge for the Portfolio  Rebalancing  program.
     o   The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
     o   You may have rebalancing occur quarterly, semi-annually or annually.

o  EARNINGS SWEEP PROGRAM
        The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         EARNINGS SWEEP PROGRAM RULES:
     o   There is no  additional  charge for the Earnings  Sweep  program.
     o   The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your sweep instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
     o   You may have your earnings sweep quarterly, semi-annually or annually.

Ameritas Variable Life OVERTURE ANNUITY II & III

FEES


        The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

  WITHDRAWAL CHARGE
                                          YEARS SINCE RECEIPT OF PREMIUM
                                     ----- ---- ---- ----- ---- ----- ---- ----

    (% OF EACH PREMIUM WITHDRAWN)     1     2    3    4     5    6     7   8+
    -------------------------------- ----- ---- ---- ----- ---- ----- ---- ----
     7-Year Withdrawal Charge         6%   6%   6%    5%   4%    3%   2%   0%
    -------------------------------- ----- ---- ---- ----- ---- ----- ---- ----


        We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount or does not qualify for a critical needs waiver of the withdrawal charge, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount and critical needs waiver of withdrawal charges are described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.


        The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

  MORTALITY AND EXPENSE RISK CHARGE

          We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 1.25% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

        Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

        Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

        If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

Ameritas Variable Life OVERTURE ANNUITY II & III

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

  ADMINISTRATIVE FEES

        Administrative fees help us cover our cost to administer your Policy.

         ADMINISTRATIVE EXPENSE FEE
         This fee is equal to an annual rate of 0.20% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         ANNUAL POLICY FEE
         OVERTURE ANNUITY II POLICY: Currently $30. We reserve the right to charge an annual Policy fee not to exceed $50.
         OVERTURE ANNUITY III POLICY: Currently $36. We reserve the right to charge an annual Policy fee not to exceed $50.

        Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value.

  TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free.

         A transfer fee of $10 may be imposed for any transfer in excess of the free transfer limit. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

  TAX CHARGES

        Some states and municipalities levy a tax on annuities, ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Depending upon when any tax is paid by us in the state governing your Policy, we deduct a charge for the tax either (a) from premiums as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying Policy proceeds to an annuity income payout option.

        No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

  FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Ameritas Variable Life OVERTURE ANNUITY II & III

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

        There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

  WITHDRAWALS
                               Withdrawals may be subject to:
                                 -       Income Tax
                                 -       Penalty Tax
                                 -       Withdrawal Charge
                                Even so called "free" withdrawals may be subject to the tax charges.

        You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

        Earnings are deemed to be withdrawn before any premium; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn (the number of years in the withdrawal charge period). There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy or is withdrawn pursuant to a critical needs waiver of withdrawal charges. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

        WITHDRAWAL RULES
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o   Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o  SYSTEMATIC WITHDRAWAL PLAN
        The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

Ameritas Variable Life OVERTURE ANNUITY II & III

o  "FREE" WITHDRAWAL FEATURE
        Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.


o   CRITICAL NEEDS WAIVER OF WITHDRAWAL CHARGES
        Under a no-cost Policy Rider issued with the Policy, where available, withdrawal charges that would otherwise apply are waived on any withdrawal made while the Annuitant experiences a critical need and meets the following requirements:
o The Annuitant must have been age 65 or younger when the Policy and this Rider were issued;
o This Rider must have been in force for 1 year before a critical need waiver may be claimed on a withdrawal;
o Policy value must exceed $5,000 before a withdrawal can be made under this Rider;
o No additional premium is allowed to be applied to the Policy during the waiver period; and
o   The Annuitant qualifies under one of the following critical needs:

         TERMINAL ILLNESS. A terminal illness is a non-correctable medical condition resulting from sickness or injury that, with a reasonable degree of medical certainty, will result in the Annuitant's death within 12 months or less from the date of written confirmation of such illness from a duly licensed physician (unrelated to you or the Annuitant). We reserve the right to have the Annuitant diagnosed with such illness examined by a licensed physician of our choice and at our expense.

         NURSING HOME CONFINEMENT. Confinement, upon the recommendation of a licensed physician (unrelated to you or the Annuitant), for 90 or more consecutive days to a qualified medical care facility as defined in the Rider. Proof of continued confinement may be required for the waiver to remain in effect. The waiver may continue for up to 90 days after release from confinement.


  LOANS (403B PLANS ONLY)

        Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

        MINIMUM AND MAXIMUM LOAN AMOUNTS
        MINIMUM -  $2,500.  Each loan must  individually  satisfy  this  minimum amount.
        MAXIMUM - We will calculate the maximum  nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

        HOW LOANS ARE PROCESSED
        All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

        LOAN INTEREST

        INTEREST RATE CHARGED ON LOAN BALANCE: currently 7.5% effective annual rate; guaranteed maximum rate is 8%.
        INTEREST RATE CREDITED TO LOAN BALANCE: currently 4.5% effective annual rate; guaranteed minimum rate is 4.5% for the OVERTURE ANNUITY II POLICY, and 3.5% for the OVERTURE ANNUITY III POLICY.


Ameritas Variable Life OVERTURE ANNUITY II & III

        Specific loan terms are disclosed at the time of loan application or issuance.

        LOAN REPAYMENT
        Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they aren't, we'll treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

        POLICY DISTRIBUTIONS, INCLUDING ANNUITY INCOME PAYMENTS
        While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

        TRANSFERRING THE POLICY
        We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

  DEATH BENEFIT

               An Annuitant's death benefit is payable upon:
                -    Your Policy being in force;
                -    Receipt of Due Proof of Death of the Annuitant's death;
                -    Election of an annuity income option; and
                - Proof that the Annuitant died before any annuity payments begin.
                "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

o  ANNUITANT'S DEATH BENEFIT
        We will pay the Annuitant's death benefit after we receive Due Proof of Death of the Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

        We will deduct any applicable premium tax not previously deducted from the death benefit payable.

        STANDARD ANNUITANT'S DEATH BENEFIT
        Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
     - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -     the sum of net premiums, less partial withdrawals.

        If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.


o  IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER

        Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX C.


Ameritas Variable Life OVERTURE ANNUITY II & III

        If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death an Owner.

        Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.

  ANNUITY INCOME PHASE

                        Annuity payments:
                        - require investments to be allocated to our general account, so are not variable.
                        -       may be subject to a withdrawal charge.
                        - may be taxable and, if premature, subject to a tax penalty.

        A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

        Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

        Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

        Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o  WHEN ANNUITY INCOME PAYMENTS BEGIN
        You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o  SELECTING AN ANNUITY INCOME OPTION

                    The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

        You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

        If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Ameritas Variable Life OVERTURE ANNUITY II & III

o  ANNUITY INCOME OPTIONS
        Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.
        NOTE: IF YOU ELECT AN ANNUITY INCOME OPTION SOLELY DEPENDENT UPON THE ANNUITANT'S SURVIVAL (OPTION 4 OR 5), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.
        Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)
        We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

        The annuity income options are:

(1) INTEREST PAYMENT. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) DESIGNATED AMOUNT ANNUITY. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) DESIGNATED PERIOD ANNUITY. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.


(4) LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) JOINT AND LAST SURVIVOR LIFETIME INCOME ANNUITY. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6) LUMP SUM. Proceeds are paid in one sum.

Ameritas Variable Life OVERTURE ANNUITY II & III

TAX MATTERS
--------------------------------------------------------------------------------

        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

        When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

  TAXATION OF NONQUALIFIED POLICIES

        If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

        The following discussion generally applies to Policies owned by natural persons.

o WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:
-   made on or after the taxpayer reaches age 59 1/2;
-   made on or after an Owner's death;
-   attributable to the taxpayer's becoming disabled; or
- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

Ameritas Variable Life OVERTURE ANNUITY II & III

o TRANSFERS, ASSIGNMENT OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o WITHHOLDING FOR NONRESIDENT ALIEN OWNERS. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o MULTIPLE POLICIES. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includable in such Owner's income when a taxable distribution occurs.

o FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."


  TAXATION OF QUALIFIED POLICIES

        The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.

o ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Ameritas Variable Life OVERTURE ANNUITY II & III

o CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


  POSSIBLE TAX LAW CHANGES

        Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

        We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Ameritas Variable Life OVERTURE ANNUITY II & III

MISCELLANEOUS
--------------------------------------------------------------------------------

  ABOUT OUR COMPANY


    RATINGS: A.M. BEST - A (EXCELLENT), 3rd highest rating of 15 categories for insurer strength and operating performance.

     STANDARD  &  POOR'S  - AA  (VERY  STRONG),  3rd  highest  rating  of 21 categories for insurer financial strength.
         (THESE RATINGS DO NOT BEAR ON THE INVESTMENT PERFORMANCE OF ASSETS HELD IN THE SEPARATE ACCOUNT OR ON THE DEGREE OF RISK IN INVESTMENTS IN THE SEPARATE ACCOUNT.)

AWARDS: 2000 AND 1999 DALBAR SERVICE AWARDS.
           DALBAR, INC., AN INDEPENDENT RESEARCH FIRM, PRESENTS ANNUAL AWARDS TO ACKNOWLEDGE THE HIGHEST TIER OF ANNUITY SERVICE SUCCESS AMONG THE FINANCIAL SERVICE COMPANIES RATED.
        1999 BETTER BUSINESS BUREAU NATIONAL TORCH AWARD.
           AMERITAS LIFE INSURANCE CORP. AND ITS AFFILIATED COMPANIES, INCLUDING AMERITAS VARIABLE LIFE INSURANCE COMPANY, WERE AMONG ONLY 22 FINALISTS HONORED IN THIS AWARD FOR MARKETPLACE ETHICS.
           WE WERE SITED FOR  "DEMONSTRATING  THE HIGHEST LEVEL OF INTEGRITY
           IN  [OUR]  PRACTICE  TOWARD  CUSTOMERS,   EMPLOYEES,   SUPPLIERS,
           INDUSTRY PEERS, AND THE COMMUNITIES WHERE [WE] DO BUSINESS.


       Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. In 1996, Ameritas Life Insurance Corp. entered into a joint venture with AmerUs Life Insurance Company (a merger of Central Life Assurance Company founded in 1896 and American Mutual Life Insurance Company founded in
1897). Both Ameritas Life and AmerUs now guarantee the obligations of AVLIC through an agreement forming AMAL Corporation, a holding company that owns the common stock of AVLIC. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

        We are engaged in the business of issuing life insurance and annuities throughout the United States (except Maine, New York and Vermont), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, group dental and vision insurance, retirement plans and 401(k) plans, banking, and public financing.


  DISTRIBUTION OF THE POLICIES


        Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also a direct subsidiary of AMAL Corporation, of which Ameritas Acacia Mutual Holding Company is the ultimate majority owner. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. The Policies are no longer being sold and have been replaced by newer series of variable annuity products available for purchase pursuant to other product prospectuses. All persons who sold the Policies were registered representatives of the Distributors, and were also licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as persistency incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' FEES section.


Ameritas Variable Life OVERTURE ANNUITY II & III

  VOTING RIGHTS

        As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

        As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.


  DISTRIBUTION OF MATERIALS

        We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

  ADVERTISING

        From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

        TOTAL RETURN is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.
        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fee, administrative expenses, and any applicable withdrawal charges). Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.
        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge
(e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived.

  LEGAL PROCEEDINGS

        As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Ameritas Variable Life OVERTURE ANNUITY II & III

APPENDIX A:  VARIABLE INVESTMENT OPTION PORTFOLIOS
--------------------------------------------------------------------------------

        The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

        This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

------------------------------- --------------------------------- -------------------------------
      Separate Account                Investment Strategy             Investment Objective
          Portfolio
------------------------------- -----------------------------------------------------------------
            ALGER                           Offered through THE ALGER AMERICAN FUND
                                            Advised by FRED ALGER MANAGEMENT, INC.
------------------------------- -----------------------------------------------------------------
ALGER AMERICAN BALANCED         Common stock of companies with
                                growth potential and              Current Income and long-term
                                fixed-income securities.          capital growth
------------------------------- --------------------------------- -------------------------------
ALGER   AMERICAN    LEVERAGED   Common stocks of companies
ALLCAP                          with growth potential.            Long-term capital growth
------------------------------- -----------------------------------------------------------------
       AMERICAN CENTURY           Offered through AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                                    Advised by AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
------------------------------- -----------------------------------------------------------------
VP INCOME & GROWTH              Common stocks of U.S.             Long-term capital growth.
                                companies.                        Income is secondary.
------------------------------- -----------------------------------------------------------------
     AMERITAS PORTFOLIOS            Offered through CALVERT VARIABLE SERIES, INC. AMERITAS
         (SUBADVISOR)                                     PORTFOLIOS
                                             Advised by AMERITAS INVESTMENT CORP.
------------------------------- -----------------------------------------------------------------
AMERITAS GROWTH                 Common stocks of large U.S.
    (FRED ALGER)                companies with broad product
                                lines, markets, financial
                                resources and depth of
                                management.                       Long-term capital growth.
------------------------------- --------------------------------- -------------------------------

AMERITAS INCOME & GROWTH        Dividend paying equity            High level of dividend
        (FRED ALGER)            securities, preferably with       income, with capital growth
                                growth potential.                 as a secondary goal.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of midsize U.S.
AMERITAS MIDCAP GROWTH          companies with promising
        (FRED ALGER)            growth potential.                 Long-term capital growth.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of small,
                                fast-growing U.S. companies
AMERITAS SMALL CAPITALIZATION   that offer innovative
        (FRED ALGER)            products, services or             Long-term capital growth.
                                technologies to a rapidly
                                expanding marketplace.
------------------------------- --------------------------------- -------------------------------
AMERITAS MICRO CAP (BABSON)     Common stocks of small size       Long-term capital growth.
                                U.S. companies.
------------------------------- --------------------------------- -------------------------------
AMERITAS MONEY MARKET           Money market securities of
(CALVERT)                       domestic and foreign issuers.     Current income.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of emerging
AMERITAS EMERGING GROWTH        growth companies or related
        (MFS CO.)               securities, including foreign     Long-term capital growth.
                                securities.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of companies or
                                related securities, including
AMERITAS GROWTH WITH INCOME     foreign securities, to seek to
        (MFS CO.)               provide income equal to 90% of    Current income, long-term
                                the S&P 500 Composite Index       growth of capital and income.
                                dividend yield.
------------------------------- --------------------------------- -------------------------------
                                Common stocks and related
                                securities of companies with
                                favorable prospects for
AMERITAS RESEARCH (MFS CO.)     long-term growth, attractive      Long-term capital growth and
                                valuations, dominant or           future income.
                                growing market share, and
                                superior management.
------------------------------- --------------------------------- -------------------------------
AMERITAS SELECT (OAKMARK)       Common stocks of U.S.
                                companies.                        Long-term capital growth.
------------------------------- --------------------------------- -------------------------------
AMERITAS INDEX 500 (STATE       Common stocks of U.S.              Results that correspond to
STREET)                         companies on the S&P 500 Index.    the S&P 500 Index company
                                                                   common stocks.
------------------------------- -----------------------------------------------------------------
                                 Offered through CALVERT VARIABLE SERIES, INC. CALVERT SOCIAL
        CALVERT SOCIAL                                    PORTFOLIOS
                                       Advised by CALVERT ASSET MANAGEMENT COMPANY, INC.
------------------------------- -----------------------------------------------------------------
CVS SOCIAL BALANCED             Primarily large-cap growth
                                oriented common stock of U.S.     Income and capital growth
                                companies, with 40% bonds and     through socially screened
                                other fixed-income investments.   investments.
------------------------------- --------------------------------- -------------------------------
CVS SOCIAL INTERNATIONAL        Common stocks of mid to large     High total return through
EQUITY                          cap companies.                    socially screened investments.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of mid cap          Long-term capital growth
CVS SOCIAL MID CAP GROWTH       companies.                        through socially screened
                                                                  investments.
------------------------------- --------------------------------- -------------------------------
CVS SOCIAL SMALL CAP GROWTH     Common stocks of small cap
                                companies.                        Long-term capital growth
                                                                  through socially screened
                                                                  investments.
------------------------------- -----------------------------------------------------------------

Ameritas Variable Life OVERTURE ANNUITY II & III
                                    - A: 1 -
                                           Variable Investment Option Portfolios

      Separate Account                Investment Strategy             Investment Objective
          Portfolio
------------------------------- -----------------------------------------------------------------
   FIDELITY - INITIAL CLASS             Offered through VARIABLE INSURANCE PRODUCTS
                                      Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
------------------------------- -----------------------------------------------------------------
VIP ASSET MANAGER               Allocated investments among
                                stocks, bonds and                 High total return with
                                short-term/money market           reduced risk over the
                                investments.                      long-term.
------------------------------- --------------------------------- -------------------------------
                                Allocated investments among
VIP ASSET MANAGER: GROWTH       stocks, bonds and
                                short-term/money market           High total return.
                                investments.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of companies
VIP CONTRAFUND                  whose value is not fully
                                recognized.                       Long-term capital growth.
------------------------------- --------------------------------- -------------------------------
VIP EQUITY-INCOME               Income producing equity
                                securities.                       Reasonable income.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of companies
VIP GROWTH                      with above average growth
                                potential.                        Capital growth.
------------------------------- --------------------------------- -------------------------------
                                High yielding fixed-income
VIP HIGH INCOME                 securities, while also
                                considering growth of capital.    High level of current income.
------------------------------- --------------------------------- -------------------------------
VIP INVESTMENT GRADE BOND       U.S. Dollar-denominated           High level of current income
                                investment-grade bonds (medium    as is consistent with
                                and high quality).                preservation of capital.
------------------------------- --------------------------------- -------------------------------
VIP OVERSEAS                    Securities of foreign
                                companies, diversified across     Long-term capital growth.
                                countries and regions.
------------------------------- -----------------------------------------------------------------
        INVESCO FUNDS               Offered through INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                             Advised by INVESCO FUNDS GROUP, INC.
------------------------------- -----------------------------------------------------------------
VIF DYNAMICS                    Common stocks of mid size         Long-term capital growth.
                                companies.
------------------------------- -----------------------------------------------------------------
             MFS                         Offered through MFS VARIABLE INSURANCE TRUST
                                      Advised by MASSACHUSETTS FINANCIAL SERVICES COMPANY
------------------------------- -----------------------------------------------------------------
GLOBAL GOVERNMENTS              U.S. and foreign government       Income and capital growth.
                                securities, corporate bonds,
                                and mortgage-backed and
                                asset-backed securities.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of smaller cap
NEW DISCOVERY                   emerging growth companies that    Capital growth.
                                are early in their life cycles.
------------------------------- --------------------------------- -------------------------------
UTILITIES                       Equity and debt securities of     Capital growth and current
                                U.S. and foreign companies
                                (including emerging markets)
                                in the utility industry.          income
------------------------------- -----------------------------------------------------------------
        MORGAN STANLEY              Offered through THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                          Advised by MORGAN STANLEY ASSET MANAGEMENT
------------------------------- -----------------------------------------------------------------
EMERGING MARKETS EQUITY         Growth oriented equity
                                securities of issuers in          Long-term capital growth.
                                emerging market countries.
------------------------------- --------------------------------- -------------------------------
                                Equity securities of issuers
GLOBAL VALUE EQUITY             throughout the world,
                                including U.S. issuers.           Long-term capital growth.
------------------------------- --------------------------------- -------------------------------
                                Equity securities of non-U.S.
INTERNATIONAL MAGNUM            issuers domiciled in "EAFE"
                                countries.                        Long-term capital growth.
------------------------------- --------------------------------- -------------------------------
U.S. REAL ESTATE                Equity securities of companies
                                in the U.S. real estate
                                industry, including real
                                estate investment trusts          Above average current income
                                ("REITs").                        and long-term capital growth.
------------------------------- -----------------------------------------------------------------
       SALOMON BROTHERS           Offered through SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                      Advised by SALOMON BROTHERS ASSET MANAGEMENT, INC.
------------------------------- -----------------------------------------------------------------
VARIABLE CAPITAL                Common stocks of U.S.             Capital Appreciation.
                                companies of all sizes.
------------------------------- -----------------------------------------------------------------
    SUMMIT PINNACLE SERIES      Offered through SUMMIT MUTUAL FUNDS INC. SUMMIT PINNACLE SERIES
                                          Advised by SUMMIT INVESTMENT PARTNERS, INC.
------------------------------- -----------------------------------------------------------------
NASDAQ-100 INDEX                Common stocks of U.S.             Results that correspond to
                                companies in the Nasdaq-100       the Nasdaq-100 Index company
                                Index.                            common stocks.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of U.S.             Results that correspond to
RUSSELL 2000 SMALL CAP INDEX    companies in the Russell 2000     the Russell 2000 Index
                                Index.                            company common stocks.
------------------------------- --------------------------------- -------------------------------
S&P MIDCAP 400 INDEX            Common stocks of U.S.             Results that correspond to
                                companies in the S&P MidCap       the S&P 400 MidCap Index
                                400 Index.                        company common stocks.
------------------------------- -----------------------------------------------------------------
         THIRD AVENUE                 Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                Advised by EQSF ADVISERS, INC.
------------------------------- -----------------------------------------------------------------
THIRD AVENUE VALUE              Common stocks of smaller          Long-term capital growth.
                                companies with strong balance
                                sheets which the manager
                                considers undervalued.
------------------------------- --------------------------------- -------------------------------

Ameritas Variable Life OVERTURE ANNUITY II & III
                                    - A: 2 -
                                           Variable Investment Option Portfolios

APPENDIX B: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

     The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)


                                                                        Number (#) of
                                                    Value ($) at      Accumulation Units
 Subaccount (inception date)                        End of Year       At End of Year
                                          Year     (December 31)       (December 31)
----------------------------------------- ------  --------------    -------------------
ALGER
   Alger American Balanced (05/01/1993)   1993          11.499              34,687
                                          1994          10.872              94,787
                                          1995          13.813             182,891
                                          1996          15.028             268,181
                                          1997          17.783             249,403
                                          1998          23.099             294,670
                                          1999          29.480             352,831
                                          2000          28.311             351,978
   Alger American Leveraged AllCap        1995          17.358              59,365
(08/01/1995)                              1996          19.207             188,702
                                          1997          22.702             152,026
                                          1998          35.389             189,594
                                          1999          62.252             337,218
                                          2000          46.205             291,998
----------------------------------------- ------ ------------------ ---------------------

AMERICAN CENTURY
   VP Income & Growth (05/01/2001)        2001           -                       -
----------------------------------------- ------ ------------------ ---------------------

AMERITAS PORTFOLIOS - SUBADVISOR
   Ameritas Growth - Alger (05/01/1992)   1992          20.017              61,911
                                          1993          24.209             166,606
                                          1994          24.259             641,127
                                          1995          32.678             743,313
                                          1996          36.580             999,196
                                          1997          45.429             898,456
                                          1998          66.442             966,582
                                          1999          88.391             848,352
                                          2000          73.894             703,462
   Ameritas Income & Growth - Alger       1992          13.831              33,408
(05/01/1992)                              1993          15.073              98,621
                                          1994          13.654             172,002
                                          1995          18.224             366,345
                                          1996          21.541             453,812
                                          1997          28.997             550,158
                                          1998          37.914             458,455
                                          1999          54.194             416,349
                                          2000          53.870             394,374
   Ameritas MidCap Growth - Alger         1993          13.563              91,504
(05/01/1993)                              1994          13.190             268,394
                                          1995          18.820             793,129
                                          1996          20.796           1,089,364
                                          1997          23.619             918,967
                                          1998          30.395             783,105
                                          1999          39.585             678,078
                                          2000          44.006             924,647


Ameritas Variable Life OVERTURE ANNUITY II & III        Accumulation Unit Values
                                        -B:1 -

   Ameritas Small Capitalization -        1992          27.043              222,601
Alger (05/01/1992)                        1993          30.286              539,880
                                          1994          28.603              671,144
                                          1995          40.773            1,084,734
                                          1996          41.950            1,182,697
                                          1997          46.147            1,205,615
                                          1998          52.652              943,846
                                          1999          76.916              698,431
                                          2000          54.754              570,431
   Ameritas Micro Cap - Babson            2001           -                        -
(05/01/2001)
   Ameritas Money Market - Calvert        1995           1.385           41,390,848
(08/01/1995)                              1996           1.442           38,305,988
                                          1997           1.502           24,152,434
                                          1998           1.564           28,938,755
                                          1999           1.625           57,085,135
                                          2000           1.708           40,149,402
   Ameritas Emerging Growth - MFS         1995          11.693               80,882
(08/01/1995)                              1996          13.514              874,037
                                          1997          16.270            1,005,468
                                          1998          21.560              990,309
                                          1999          37.555              912,963
                                          2000          29.815              796,284
   Ameritas Growth With Income - MFS      1997          16.709              524,597
(05/01/1997)                              1998          20.186              603,497
                                          1999          21.139              363,745
                                          2000          20.861              300,699
   Ameritas Research - MFS (05/01/1997)   1997          15.660               96,620
                                          1998          19.083              216,720
                                          1999          23.296              116,064
                                          2000          21.767              139,347
   Ameritas Select - Oakmark              2001           -
(05/01/2001)
   Ameritas Index 500 - State Street      1995          75.455                8,790
(08/01/1995)                              1996          91.522              136,171
                                          1997         119.950              305,483
                                          1998         152.023              324,430
                                          1999         181.083              319,626
                                          2000         161.780              225,051
----------------------------------------- ------ ----------------- -----------------------

CALVERT SOCIAL
   CVS Social Balanced (05/01/2000)       2000           2.089               21,836
   CVS Social International Equity        2000          21.038                1,498
(05/01/2000)
   CVS Social Mid Cap Growth              2000          33.298               23,583
(05/01/2000)
   CVS Social Small Cap Growth            2000          14.002                2,704
(05/01/2000)
----------------------------------------- ------ ------------------------ -----------------------

FIDELITY (Initial Class)
   VIP Asset Manager (12/01/1989)         1991          12.550            1,037,391
                                          1992          14.076            2,461,567
                                          1993          16.830            5,540,620
                                          1994          15.609            7,758,786
                                          1995          18.030            6,384,770
                                          1996          20.407            5,829,762
                                          1997          24.317            5,404,448
                                          1998          27.631            4,582,165
                                          1999          30.316            3,750,030
                                          2000          28.784            2,908,844
   VIP Asset Manager: Growth              1995          32.375            2,680,504
(08/01/1995)                              1996          36.673            2,841,801
                                          1997          44.724            2,415,265
                                          1998          61.617            2,120,046
                                          1999          83.643            1,749,637
                                          2000          20.514              173,183
   VIP Contrafund (08/01/1995)            1995          13.903              179,239
                                          1996          16.657            1,298,694
                                          1997          20.423            1,204,533
                                          1998          26.218            1,222,512
                                          1999          32.176            1,139,099
                                          2000          29.674              964,682

Ameritas Variable Life OVERTURE ANNUITY II & III        Accumulation Unit Values
                                        -B:2 -

   VIP Equity-Income (10/23/1987)         1991          11.8250             873,089
                                          1992          16.460            1,090,217
                                          1993          19.217            1,692,368
                                          1994          20.322            2,332,200
                                          1995          27.112            4,341,951
                                          1996          30.599            4,006,000
                                          1997          38.716            3,708,458
                                          1998          42.680            3,080,099
                                          1999          44.818            2,423,288
                                          2000          47.994            1,845,995
   VIP Growth (10/23/1987)                1991          18.510              832,636
                                          1992          20.795            1,058,120
                                          1993          24.517            1,930,905
                                          1994          24.207            2,448,226
                                          1995          32.375            2,680,504
                                          1996          36.673            2,814,801
                                          1997          44.724            2,415,265
                                          1998          61.617            2,120,046
                                          1999          83.643            1,749,637
                                          2000          73.532            1,433,154
   VIP High Income (10/23/1987)           1991          12.550            1,037,391
                                          1992          14.076            2,461,567
                                          1993          16.830            5,547,620
                                          1994          15.609            7,758,786
                                          1995          18.030            6,384,770
                                          1996          20.407            5,829,762
                                          1997          24.317            5,404,448
                                          1998          27.631            4,582,165
                                          1999          30.316            3,750,030
                                          2000          22.138              667,005
   VIP Investment Grade Bond              1991          11.080              151,045
(06/01/1991)                              1992          12.074              799,187
                                          1993          13.232            1,220,611
                                          1994          12.577            1,185,302
                                          1995          14.574            1,584,105
                                          1996          14.851            1,649,737
                                          1997          15.996            1,667,451
                                          1998          17.196            2,222,622
                                          1999          16.805            2,008,998
                                          2000          18.460            1,624,246
   VIP Overseas (10/23/1987)              1991          13.100              261,860
                                          1992          11.507              452,258
                                          1993          15.601            1,680,013
                                          1994          15.674            2,050,430
                                          1995          16.964            2,693,065
                                          1996          18.967            2,676,510
                                          1997          20.895            2,281,007
                                          1998          23.268            1,988,829
                                          1999          32.780            1,394,315
                                          2000          26.183            1,157,916
----------------------------------------- ------ ----------------- -----------------------

INVESCO FUNDS
   VIF Dynamics (05/01/2001)              2001           -                        -
----------------------------------------- ------ ----------------- -----------------------

Ameritas Variable Life OVERTURE ANNUITY II & III        Accumulation Unit Values
                                        -B:3 -

MFS
   Global Governments (08/01/1995)        1995          11.184                15,780
                                          1996          11.489                68,811
                                          1997          11.218                79,453
                                          1998          11.955               116,776
                                          1999          11.511                58,409
                                          2000          11.926                78,282
   New Discovery (11/01/1999)             1999          17.562                11,137
                                          2000          16.999               303,800
   Utilities (08/01/1995)                 1995          13.345                40,557
                                          1996          15.620               191,935
                                          1997          20.319               284,051
                                          1998          23.693               317,249
                                          1999          30.612               326,970
                                          2000          32.369               324,371
----------------------------------------- ------ ------------------------ -----------------

MORGAN STANLEY
   Emerging Markets Equity (05/01/1997)   1997           9.728               122,627
                                          1998           7.283               109,949
                                          1999          14.078               264,210
                                          2000           8.451               220,857
   Global Value Equity (05/01/1997)       1997          11.905                67,151
                                          1998          13.342               137,877
                                          1999          13.717               164,992
                                          2000          15.100                66,331
   International Magnum (05/01/1997)      1997          10.642               162,450
                                          1998          11.454               190,549
                                          1999          14.162               151,069
                                          2000          12.245                97,075
   U.S. Real Estate (05/01/1997)          1997          11.702               134,737
                                          1998          10.020                66,675
                                          1999          10.024                60,167
                                          2000          12.799               179,807
----------------------------------------- ------ ------------------------ -----------------
SALOMON BROTHERS
   Variable Capital (05/01/2001)          2001           -                         -
----------------------------------------- ------ ------------------------ -----------------
SUMMIT PINNACLE SERIES
   Nasdaq-100 Index (05/01/2001)          2001           -                         -
   Russell 2000 Small Cap Index           2001           -                         -
(05/01/2001)
   S&P MidCap 400 Index (05/01/2001)      2001           -                         -
----------------------------------------- ------ ------------------------ -----------------
THIRD AVENUE
   Third Avenue Value (05/01/2001)        2001           -                         -



Ameritas Variable Life OVERTURE ANNUITY II & III        Accumulation Unit Values
                                        -B:4 -

APPENDIX C: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------
                                      Index
Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page B: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan.........Page B: 10


--------------------------------------------------------------------------------
DISCLOSURE STATEMENT                                         |               IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY                     |           SEP IRA
(we, us, our, the Company)                                   |        SIMPLE IRA
                                                             |          ROTH IRA
                       for annuity policies issued as a(n):
--------------------------------------------------------------------------------


                                Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
----------------------------------------------
Part II. Provisions of the IRA Law
----------------------------------
  A. Eligibility
  B. Nontransferability
  C. Nonforfeitability
  D. Premium
  E. Contribution Limits
  F. Distribution Rights
Part III: Restrictions and Tax Considerations
---------------------------------------------
  A. Timing of Contributions
  B. Timing of Roth IRA Conversions
  C. Deductible IRA Contributions
  D. Non-deductible Regular IRA Contributions
  E. Effects of Conversion of
       Regular IRA to Roth IRA
  F. Recharacterization of
       IRA/ Roth IRA Contributions
  G. Excess Contributions
  H. Loans and Prohibited Transactions
  I. Taxability of Regular IRA Distributions
  J. Taxability of Roth IRA Distributions
  K. Lump Sum Distribution
  L. Premature IRA Distribution
  M. Minimum Required Distributions
  N. Tax Filing - Regular IRAs
  O. Tax Filing - Roth IRA
Part IV: Status of our IRA Plan
-------------------------------
Part V: Financial Disclosure
----------------------------

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service (IRS) requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.


Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.



Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:1-

A.  ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

    1. A regular  Roth  IRA  is  a  Roth  IRA   established  to  receive  annual
      contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

    2. A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

    3. Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.  NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.  NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.  PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,500 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.  CONTRIBUTION LIMITS

Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to 100% of your compensation or $2,000, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS.

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:2-

Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

    1. Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

    2. Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH AND ROTH CONVERSION IRAS, THAT FOLLOW.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan PROVIDED YOU MAKE NO CONTRIBUTIONS TO THE IRA OTHER THAN FROM THE FIRST EMPLOYER'S PLAN. THIS IS KNOWN AS "CONDUIT IRA," AND YOU SHOULD DESIGNATE YOUR ANNUITY AS SUCH WHEN YOU COMPLETE YOUR APPLICATION.

Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or $4,000. No more than $2,000 may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of $2,000 or the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of $2,000 or 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth
IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's AGI for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives apart from his or her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:3-
beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

Roth Conversion IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.

Spousal Roth IRA Arrangement: If the "non-working" spouse's compensation is less than $2,000, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth
IRA) is $150,000 or below, a contribution of up to $2,000 may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The $2,000 limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $2,000 may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $4,000. If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than $4,000, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of $2,000 or the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).

SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.    DISTRIBUTION REQUIREMENTS

    1.  IRA (except Roth IRAs) Distribution Requirements

While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:4-
be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

    2.  Roth IRA Distribution Requirements

While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reached age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

    3.  Taking Required Minimum Distributions From One IRA:

Aggregating  Minimum  Distributions:   If  you  are  required  to  take  minimum
distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.


Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.  Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.      Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, MUST BE INITIATED SO THAT THE DISTRIBUTION OR TRANSFER FROM THE NON-ROTH IRA IS MADE BY DECEMBER 31 OF THAT YEAR. YOU DO NOT HAVE UNTIL THE DUE DATE OF YOUR TAX RETURN FOR A YEAR TO CONVERT A REGULAR IRA TO A ROTH IRA FOR THAT TAX YEAR. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:5-

C.  Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

 Married filing Jointly   Single/Head of Household
-----------------------   -------------------------
Year    AGI                  AGI
----
2001    $53,000 - $  63,000$33,000 - $43,000
2002    $54,000 - $  64,000$34,000 - $44,000
2003    $60,000 - $  70,000$40,000 - $50,000
2004    $65,000 - $  75,000$45,000 - $55,000
2005    $70,000 - $  80,000$50,000 - $60,000
2006    $75,000 - $  85,000$50,000 - $60,000
2007+ $80,000 - $ 100,000$50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

D.  Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. IF YOU WISH TO MAKE A NON-DEDUCTIBLE CONTRIBUTION, YOU MUST REPORT THIS ON YOUR TAX RETURN BY FILING FORM 8606 (NON-DEDUCTIBLE IRA). REMEMBER, YOU ARE REQUIRED TO KEEP TRACK OF YOUR NON-DEDUCTIBLE CONTRIBUTIONS AS THE COMPANY DOES NOT KEEP A RECORD OF THESE FOR YOU. THIS INFORMATION WILL BE NECESSARY TO DOCUMENT THAT THE CONTRIBUTIONS WERE MADE ON A NON-DEDUCTIBLE BASIS AND THEREFORE, ARE NOT TAXABLE UPON DISTRIBUTION.

E.  Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. IT WILL ALSO BE IMPORTANT FOR YOU TO KEEP TRACK OF AND REPORT ANY REGULAR OR CONVERSION CONTRIBUTIONS YOU MAKE TO YOUR ROTH IRAS AS REQUIRED BY THE IRS. CONVERSION CONTRIBUTIONS, RECHARACTERIZATIONS OF CONVERSIONS AND DISTRIBUTIONS FROM A ROTH IRA MUST BE REPORTED ON IRS FORM 8606.

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:6-

F.  Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.  Excess Contributions

There is a 6% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 6% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.  Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.  Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.  Taxation of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:7-
any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. FOR THIS REASON IT IS IMPORTANT THAT YOU KEEP TRACK OF WHEN YOUR CONVERSION CONTRIBUTIONS ARE MADE TO YOUR ROTH IRA. (SEE
PART III. L., PREMATURE IRA DISTRIBUTIONS).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

THE RULES FOR TAXING NON-QUALIFIED DISTRIBUTIONS AND PREMATURE DISTRIBUTIONS OF CONVERSION AMOUNTS FROM A ROTH IRA ARE COMPLEX. TO ENSURE THAT YOU RECEIVE THE TAX RESULT YOU DESIRE, YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE TAKING A DISTRIBUTION FROM A ROTH IRA.

K.  Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

L.  Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:8-

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.  Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.  Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.


Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.


Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also be certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:9-

WITHDRAWAL RESTRICTIONS

AMERITAS VARIABLE LIFE INSURANCE COMPANY
(we, us, our, the Company)
                                                     TAX-SHELTERED ANNUITY (TSA)
             for annuity policies issued as a:                              PLAN


If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), distributions under the policy are limited as follows, notwithstanding policy language to the contrary:

A. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

     1. when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made.)

B. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

     1. When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

          (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

          (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions. (i)


Ameritas Variable Life Insurance Company           Tax-Qualified Plan Disclosure
                                     -C:10-

  IMSA

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.



                                    THANK YOU

              for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                              IF YOU HAVE QUESTIONS,
                     contact your sales representative, or
                               write or call us at:
                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                               variable.ameritas.com

                            REMEMBER, THE CORRECT FORM

              is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.


     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

      For a free copy, access it on the SEC's Web site (WWW.SEC.GOV/EDAUX/PROSPECT.HTM, and type in "Ameritas Variable"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:


----------------------------------- ---------
                                     BEGIN
                                    ON PAGE
----------------------------------- ---------
General Information and History        1
Services
----------------------------------- ---------
Purchase of Securities Being           2
Offered
Underwriters
----------------------------------- ---------
Calculation of Performance             2
  Standardized Performance
Reporting
  Non-Standardized Performance
Reporting
  Our Performance Reports
  Yields
----------------------------------- ---------
Additional Tax Information             6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than
Natural
     Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
----------------------------------- ---------
Other Information                      12
Service Marks & Copyright
Financial Statements
----------------------------------- ---------

                                   AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO

Ameritas Variable Life OVERTURE ANNUITY II & III       LAST PAGE

                                   AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO
                                                Ameritas Variable Life Insurance
                                                   Company Separate Account VA-2

Statement of Additional Information: May 1, 2001
to accompany Policy Prospectus dated:  May 1, 2001

OVERTURE ANNUITY II and III(sm)

Flexible Premium
Deferred Variable Annuity Policies
--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                   TABLE OF CONTENTS                                PAGE

                   General Information and History...........1
                   Services

                   Purchase of Securities Being Offered......2
                   Underwriters

                   Calculation of Performance................2
                      Standardized Performance Reporting
                      Non-Standardized Performance Reporting
                      Other Performance Reporting
                      Yields

                   Additional Tax Information................6
                      General
                      Withholding Tax on Distributions
                      Diversification
                      Owner Control
                      Multiple Contracts
                      Partial 1035 Exchanges
                      Contracts Owned by other than Natural Persons
                      Death Benefits
                      Tax Treatment of Assignments
                      Qualified Plans
                      Tax Treatment of Withdrawals
                      Types of Qualified Plans

                   Other Information........................12
                   Service Marks & Copyright
                   Financial Statements

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. In 1996, Ameritas Life entered into a joint venture with AmerUs Life Insurance Company (a merger of Central Life Assurance Company founded in 1896 and American Mutual Life Insurance Company founded in 1897). Both Ameritas Life and AmerUs now guarantee the obligations of Ameritas Variable Life through an agreement forming AMAL Corporation, a holding company that owns the common stock of Ameritas Variable Life. We issue life insurance and annuities throughout the United States (except Maine, New York and Vermont), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES

The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2000, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                      PURCHASE OF SECURITIES BEING OFFERED

The Policies are no longer being sold. The OVERTURE ANNUITY II flexible premium variable deferred annuity policy was sold from the fall of 1990 until mid-1993. The OVERTURE ANNUITY III flexible premium variable deferred annuity policy was sold from mid-1993 until mid-1996. These Policies were sold by licensed insurance agents in states where the Policies could be lawfully sold. The agents who sold the policies were registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD), as are the agents that continue to service these Policies. We currently sell four different variable annuity products: the Overture Accent!, Acclaim!, Annuity III-Plus, and Medley!


                                  UNDERWRITERS

The Policy was offered continuously and was distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is also a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp. and AmerUs Life Insurance Company, both of which guarantee the performance of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.


                                                    YEAR:       1998           1999         2000
---------------------------------------------------------- -------------- ------------- -------------
Variable annuity commission we paid to AIC that was paid     $16,155,328   $22,532,640   $18,802,555
to other broker-dealers and representatives (not kept by
AIC).
---------------------------------------------------------- -------------- ------------- -------------
Variable annuity commission earned and kept by AIC.            $26,502       $46,487       $60,942
---------------------------------------------------------- -------------- ------------- -------------
Fees we paid to AIC for variable annuity Principal            $345,657      $357,692      $688,972
Underwriter services.
---------------------------------------------------------- -------------- ------------- -------------


                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via internet and periodic printed reports. Average annual total return quotations on our internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

OUR PERFORMANCE REPORTS
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2000
(REFLECTS CURRENT POLICY CHARGES AND WITHDRAWAL CHARGES.)

BASED ON A $1,000 INVESTMENT. REFLECTS THESE EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 1.25% AND ADMINISTRATIVE EXPENSE CHARGE OF 0.20%. ALSO REFLECTS A CURRENT POLICY FEE OF $36 (THE CURRENT POLICY FEE FOR THE ANNUITY III POLICY IS $36; FOR THE ANNUITY II POLICY IT'S $30), AND THE WITHDRAWAL CHARGE APPLICABLE FOR THE PERIOD SHOWN.


                                                                                                Ten Year or, if
       Subaccount                                                                                  less,
      (inception date)                                    One Year            Five Year         Since Inception
-------------------------------------------------------------------------------------------------------------------
                                                      Surrender Policy     Surrender Policy     Surrender Policy
ALGER
o        Alger American Balanced (5/1/93)                  -13.43               12.63                11.94
o        Alger American Leveraged AllCap (8/1/95)          -35.44               19.33                19.57
AMERICAN CENTURY
o        VP Income & Growth (1/1/2001)                       N/A                 N/A                  N/A
AMERITAS PORTFOLIOS (SUBADVISOR)
o        Ameritas Growth (FRED ALGER) (5/1/92)             -25.87               15.12                17.17
o        Ameritas Income & Growth (FRED ALGER) (5/1/92)    -10.49               22.07                17.08
o        Ameritas MidCap Growth (FRED ALGER) (5/3/93)        2.82               15.98                 20.2
o        Ameritas Small Capitalization (FRED
         Alger) (5/1/92)                                   -36.92                2.15                 9.06
o        Ameritas Micro Cap (BABSON) (1/1/2001)              N/A                 N/A                  N/A
o        Ameritas Emerging Growth (MFS CO.) (8/1/95)       -29.03               18.21                20.17
o        Ameritas Growth With Income (MFS CO.) (5/1/97)    -10.38                N/A                  7.6
o        Ameritas Research (MFS CO.) (5/1/97)              -15.35                N/A                  9.96
o        Ameritas Select (OAKMARK) (1/1/2001)                N/A                 N/A                  N/A
o        Ameritas Index 500 (STATE STREET) (8/1/95)        -19.99               13.77                14.72
CALVERT SOCIAL
o        CVS Social Balanced (5/1/2000)                      N/A                  N/A               -20.23
o        CVS Social International Equity (5/1/2000)          N/A                  N/A               -31.08
o        CVS Social Mid Cap Growth (5/1/2000)                N/A                  N/A                -8.94
o        CVS Social Small Cap Growth (5/1/2000)              N/A                  N/A               -20.64

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3



                                                                                                Ten Year or, if
       Subaccount                                                                                  less,
      (inception date)                                    One Year            Five Year         Since Inception
-------------------------------------------------------------------------------------------------------------------
                                                      Surrender Policy     Surrender Policy     Surrender Policy
FIDELITY (INITIAL CLASS)
o        VIP II Asset Manager (12/1/89)                    -14.57                6.38                 8.87
o        VIP II Asset Manager: Growth (8/1/95)             -22.86               7.773                 8.22
o        VIP II Contrafund (8/1/95)                        -16.39               13.66                13.17
o        VIP Equity-Income (10/23/87)                       -1.79                8.96                14.72
o        VIP Growth (10/23/87)                             -21.31               15.24                17.62
o        VIP High Income (10/23/87)                        -32.89               -4.75                 6.58
o        VIP II Investment Grade Bond (6/1/91)               -0.1                0.73                 3.42
o        VIP Overseas (10/23/87)                            -28.6                5.57                 5.75
INVESCO FUNDS
o        Dynamics (1/1/2001)                                 N/A                 N/A                  N/A
MFS
o        Global Governments (8/1/95)                        -6.34               -3.45                -3.26
o        New Discovery (11/1/99)                           -10.75                N/A                 19.64
o        Utilities (8/1/95)                                 -2.64               16.92                18.42
MORGAN STANLEY
o        Emerging Markets Equity (5/1/97)                  -48.57                N/A                -13.76
o        Global Value Equity (5/1/97)                        1.25                N/A                  6.52
o        International Magnum (5/1/97)                     -22.14                N/A                 -0.88
o        U.S. Real Estate (5/1/97)                          18.67                N/A                  3.71
SALOMON BROTHERS
o        Variable Capital (1/1/2001)                         N/A                 N/A                  N/A
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (1/1/2001)                         N/A                 N/A                  N/A
o        Russell 2000 Small Cap Index (1/1/2001)             N/A                 N/A                  N/A
o        S & P Mid Cap 400 Index (1/1/2001)                  N/A                 N/A                  N/A
THIRD AVENUE
o        Third Avenue Value (1/1/2001)                       N/A                 N/A                  N/A
-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2000
(REFLECTS BASE POLICY CHARGES THAT ARE APPLICABLE TO THE SEPARATE ACCOUNT ONLY; E.G., NO POLICY FEE, AND NO WITHDRAWAL CHARGES. ALSO REFLECTS EXPERIENCE OF THE SUBACCOUNT UNDERLYING PORTFOLIO FOR PERIODS BEYOND THE SUBACCOUNT'S OWN INCEPTION DATE.)

(COMPUTED ON THE SAME BASIS AS STANDARDIZED TOTAL RETURN EXCEPT NO POLICY FEE IS REFLECTED, AND NO WITHDRAWAL CHARGES ARE REFLECTED SINCE THE POLICY IS INTENDED FOR LONG TERM INVESTMENT.) REFLECTS THESE EXPENSES DEDUCTED DAILY FROM POLICY SEPARATE ACCOUNT ASSETS TO EQUAL THE ANNUAL % SHOWN: MORTALITY AND EXPENSE RISK CHARGE OF 1.25%, AND ADMINISTRATIVE EXPENSE CHARGE OF 0.20%.



                                                                                                Ten Year or, if
       Subaccount                                                                                  less,
      (inception date)                                    One Year            Five Year         Since Inception
-------------------------------------------------------------------------------------------------------------------
                                                      Surrender Policy     Surrender Policy     Surrender Policy
ALGER
o        Alger American Balanced (9/5/89)                   -3.85               15.24                11.22
o        Alger American Leveraged AllCap (1/25/95)         -25.85               21.42                29.08
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)                     -11.9                 N/A                  9.96
AMERITAS PORTFOLIOS (SUBADVISOR)
o        Ameritas Growth (FRED ALGER) (1/9/89)             -16.29               17.52                 18.9
o        Ameritas Income & Growth (FRED ALGER) (11/15/88)   -0.91               23.98                17.54
o        Ameritas MidCap Growth (FRED ALGER) (5/3/93)       12.39               18.31                21.36
o        Ameritas Small Capitalization (FRED
         Alger) (9/21/88)                                  -27.34                 5.9                12.36
o        Ameritas Micro Cap (BABSON) (1/1/2001)              N/A                  N/A                  N/A
o        Ameritas Emerging Growth (MFS CO.) (7/24/95)      -19.45               20.38                22.03
o        Ameritas Growth With Income (MFS CO.) (10/9/95)    -0.81                14.3                14.99
o        Ameritas Research (MFS CO.) (7/26/95)              -5.77               14.61                15.39
o        Ameritas Select (OAKMARK) (1/1/2001)                N/A                  N/A                  N/A
o        Ameritas Index 500 (STATE STREET) (8/1/95)        -10.42               16.28                17.09

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4



                                                                                                Ten Year or, if
       Subaccount                                                                                  less,
      (inception date)                                    One Year            Five Year         Since Inception
-------------------------------------------------------------------------------------------------------------------
                                                      Surrender Policy     Surrender Policy     Surrender Policy
CALVERT SOCIAL
o        CVS Social Balanced (9/2/86)                      -3.79                 9.86                10.21
o        CVS Social International Equity (6/30/92)         -17.16                9.56                 8.89
o        CVS Social Mid Cap Growth (7/16/91)               10.62                13.97                12.26
o        CVS Social Small Cap Growth (3/15/95)              5.97                 6.19                 6.79
FIDELITY (INITIAL CLASS)
o        VIP II Asset Manager (9/6/89)                       -5                  9.61                10.44
o        VIP II Asset Manager: Growth (1/3/95)             -13.28               10.81                12.55
o        VIP II Contrafund (1/3/95)                        -6.81                16.17                19.56
o        VIP Equity-Income (10/9/86)                        7.77                11.91                15.72
o        VIP Growth (10/9/86)                              -11.73               17.63                18.42
o        VIP High Income (9/19/85)                         -23.31                0.07                 8.45
o        VIP II Investment Grade Bond (12/5/88)             9.47                 4.67                 6.26
o        VIP Overseas (1/28/87)                            -19.02                8.89                 7.74
INVESCO FUNDS
o        Dynamics (8/27/97)                                -6.96                 N/A                 24.57
MFS
o        Global Governments (6/14/94)                       3.22                 1.14                 2.74
o        New Discovery (5/1/98)                            -1.17                 N/A                 21.92
o        Utilities (1/3/95)                                 6.93                19.18                 21.3
MORGAN STANLEY
o        Emerging Markets Equity (10/1/96)                -38.98                 N/A                 -4.19
o        Global Value Equity (1/2/97)                      10.82                 N/A                 10.59
o        International Magnum (1/2/97)                    -12.56                 N/A                  4.93
o        U.S. Real Estate (3/3/97)                         28.23                 N/A                  6.44
SALOMON BROTHERS
o        Variable Capital (2/1/98)                          6.61                 N/A                 14.38
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (4/26/2000)                       N/A                  N/A                  N/A
o        Russell 2000 Small Cap Index (4/26/2000)           N/A                  N/A                  N/A
o        S & P Mid Cap 400 Index (5/3/99)                   8.51                 N/A                 10.67
THIRD AVENUE
o        Third Avenue Value (9/21/99)                      40.53                 N/A                 37.43

-------------------------------------------------------------------------------------------------------------------


YIELDS
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. THE YIELD IS COMPUTED BY DIVIDING THE NET INVESTMENT INCOME PER ACCUMULATION UNIT EARNED DURING THE PERIOD BY THE PRICE PER UNIT ON THE LAST DAY OF THE PERIOD, ACCORDING TO THE FOLLOWING
FORMULA:
                            YIELD=2[(a - b +1)6 - 1]
                                    ------
                                      cd
WHERE A=NET INVESTMENT INCOME EARNED DURING THE PERIOD BY THE PORTFOLIO COMPANY ATTRIBUTABLE TO SHARES OWNED BY THE SUBACCOUNT, B=EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENTS), C=THE AVERAGE DAILY NUMBER OF ACCUMULATION UNITS OUTSTANDING DURING THE PERIOD, AND D=THE MAXIMUM OFFERING PRICE PER ACCUMULATION UNIT ON THE LAST DAY OF THE PERIOD. THE YIELD REFLECTS THE BASE POLICY MORTALITY AND EXPENSE RISK FEE AND ADMINISTRATIVE EXPENSE CHARGE. NET INVESTMENT INCOME WILL BE DETERMINED ACCORDING TO RULES ESTABLISHED BY THE SEC. THE YIELD ASSUMES AN AVERAGE POLICY SIZE OF $30,000, SO NO POLICY FEE IS CURRENTLY APPLICABLE, AND ALSO ASSUMES THE POLICY WILL CONTINUE (SINCE THE POLICY IS INTENDED FOR LONG TERM INVESTMENT) SO DOES NOT REFLECT ANY WITHDRAWAL CHARGE.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5
based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

                                AS OF 12/31/2000

     REFLECTING CURRENT CHARGES        YIELD       EFFECTIVE YIELD
     Ameritas Money Market Subacccount    5.30%      5.44%

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


                           ADDITIONAL TAX INFORMATION

NOTE: THIS INFORMATION SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISOR. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR TRANSACTION INVOLVING THE POLICY. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICY MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND SPECIAL RULES NOT DESCRIBED IN THE POLICY PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 6

WITHHOLDING TAX ON DISTRIBUTIONS
The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.


DIVERSIFICATION
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 7

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS
The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. OWNERS SHOULD CONSULT A TAX ADVISER PRIOR TO PURCHASING MORE THAN ONE ANNUITY CONTRACT IN ANY CALENDAR YEAR.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. DUE TO THE UNCERTAINTY IN THIS AREA, OWNERS SHOULD CONSULT THEIR OWN TAX ADVISERS PRIOR TO ENTERING INTO A PARTIAL EXCHANGE OF AN ANNUITY CONTRACT.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. PURCHASERS SHOULD CONSULT THEIR OWN TAX COUNSEL OR OTHER TAX ADVISER BEFORE PURCHASING A POLICY TO BE OWNED BY A NON-NATURAL PERSON.

DEATH BENEFITS
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

TAX TREATMENT OF ASSIGNMENTS
AN ASSIGNMENT OR PLEDGE OF A POLICY MAY HAVE TAX CONSEQUENCES, AND MAY ALSO BE PROHIBITED BY ERISA IN SOME CIRCUMSTANCES. OWNERS SHOULD, THEREFORE, CONSULT COMPETENT LEGAL ADVISERS SHOULD THEY WISH TO ASSIGN OR PLEDGE THEIR POLICY.

QUALIFIED PLANS
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.


                          TAX TREATMENT OF WITHDRAWALS
                               NON-QUALIFIED PLANS


Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 8
which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


                                 QUALIFIED PLANS


In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 9
receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


TYPES OF QUALIFIED PLANS

The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. OWNERS, ANNUITANTS AND BENEFICIARIES ARE RESPONSIBLE FOR DETERMINING THAT CONTRIBUTIONS, DISTRIBUTIONS AND OTHER TRANSACTIONS WITH RESPECT TO THE POLICY COMPLY WITH APPLICABLE LAW.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. THE TAX RULES REGARDING QUALIFIED PLANS ARE VERY COMPLEX AND WILL HAVE DIFFERING APPLICATIONS DEPENDING ON INDIVIDUAL FACTS AND CIRCUMSTANCES. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A POLICY ISSUED UNDER A QUALIFIED PLAN.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


TAX-SHELTERED ANNUITIES
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are allowed under this Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 10

INDIVIDUAL RETIREMENT ANNUITIES
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. PURCHASERS OF POLICIES TO BE QUALIFIED AS IRAS SHOULD OBTAIN COMPETENT TAX ADVICE AS TO THE TAX TREATMENT AND SUITABILITY OF SUCH AN INVESTMENT.

ROTH IRAS
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

PENSION AND PROFIT-SHARING PLANS
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

NON-QUALIFIED DEFERRED COMPENSATION PLANS -- SECTION 457
Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any

AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 11
time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.


                                OTHER INFORMATION


A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of
Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov/edaux/prospect.htm and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


                            SERVICE MARKS & COPYRIGHT

"Ameritas," and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE ANNUITY II", and "OVERTURE ANNUITY III" are registered service marks of Ameritas Variable Life Insurance Company. The Policies and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.




AMERITAS VARIABLE LIFE
OVERTURE ANNUITY II & III                    STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 12

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statement of net assets of each of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 (comprising, respectively, the Equity-Income Portfolio Initial Class,
Equity-Income Portfolio Service Class, Growth Portfolio Initial Class, Growth Portfolio Service Class, High Income Portfolio Initial Class, High Income Portfolio Service Class, Overseas Portfolio Initial Class, Overseas Portfolio Service Class, Asset Manager Portfolio Initial Class, Asset Manager Portfolio Service Class, Investment Grade Bond Portfolio Initial Class, Contrafund Portfolio Initial Class, Contrafund Portfolio Service Class, Asset Manager Growth Portfolio Initial Class, and Asset Manager Growth Portfolio Service Class of the Fidelity Variable Insurance Products; the Balanced Portfolio and Leveraged Allcap Portfolio of the Alger American Fund; the Global Governments Series Portfolio, Utilities Series Portfolio, and New Discovery Series Portfolio (commenced November 11, 1999) of the MFS Variable Insurance Trust; the Asian Equity Portfolio, Emerging Markets Equity Portfolio, Global Equity Portfolio, International Magnum Portfolio and U.S. Real Estate Portfolio of the Morgan
Stanley Dean Witter Universal Funds, Inc.; the Ameritas Emerging Growth Portfolio (commenced October 29, 1999), Ameritas Growth Portfolio (commenced October 29, 1999), Ameritas Growth with Income Portfolio (commenced October 29,
1999), Ameritas Income and Growth Portfolio (commenced October 29, 1999), Ameritas Index 500 Portfolio (commenced October 29, 1999), Ameritas Midcap Growth Portfolio (commenced October 29, 1999), Ameritas Money Market Portfolio (commenced October 28, 1999), Ameritas Research Portfolio (commenced October 29,
1999), and Ameritas Small Capitalization Portfolio (commenced October 29, 1999) of the Calvert Variable Series, Inc., Ameritas Portfolios; and the Social Balanced Portfolio (commenced May 8, 2000), Social International Equity Portfolio (commenced May 11, 2000), Social Mid Cap Growth Portfolio (commenced May 30, 2000) and Social Small Cap Portfolio (commenced May 26, 2000) of the Calvert Variable Series, Inc.) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2000, and the results of their operations and changes in net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 9, 2001



                                      F-I-1




                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


ASSETS

INVESTMENTS AT NET ASSET VALUE:

FIDELITY VARIABLE INSURANCE PRODUCTS:
    Equity-Income Portfolio Initial Class (Equity Income I-Class) -
     5,533,097.560 shares at $25.52 per share (cost $74,759,685)                       $       141,204,650
    Equity-Income Portfolio Service Class (Equity Income S-Class) -
      559,635.952 shares at $25.45 per share (cost $13,830,816)                                 14,242,733
    Growth Portfolio Initial Class (Growth I-Class) -
      3,647,589.273 shares at $43.65 per share (cost $82,147,239)                              159,217,272
    Growth Portfolio Service Class (Growth S-Class) -
     718,894.341 shares at $43.50 per share (cost $33,723,911)                                  31,271,903
    High Income Portfolio Initial Class (High Income I-Class) -
      3,363,130.506 shares at $8.18 per share (cost $32,811,150)                                27,510,408
    High Income Portfolio Service Class (High Income S-Class) -
      553,814.198 shares at $8.15 per share (cost $6,235,054)                                    4,513,586
    Overseas Portfolio Initial Class (Overseas I-Class) -
      2,224,205.339 shares at $19.99 per share (cost $15,922,100)                               44,461,865
    Overseas Portfolio Service Class (Overseas S-Class) -
     422,120.044 shares at $19.94 per share (cost $9,893,132)                                    8,417,074
    Asset Manager Portfolio Initial Class (Asset Manager I-Class) -
      6,688,950.753 shares at $16.00 per share (cost $85,117,831)                              107,023,211
    Asset Manager Portfolio Service Class (Asset Manager S-Class) -
      911,399.016 shares at $15.91 per share (cost $15,385,572)                                 14,500,358
    Investment Grade Bond Portfolio Initial Class (Investment Grade Bond I-Class) -
      4,594,592.528 shares at $12.59 per share (cost $55,289,983)                               57,845,920
    Contrafund Portfolio Initial Class (Contrafund I-Class) -
       3,804,502.266 shares at $23.74  per share (cost $69,061,528)                             90,318,886
    Contrafund Portfolio Service Class (Contrafund S-Class) -
       1,032,650.798 shares at $23.67  per share (cost $25,749,119)                             24,442,845
    Asset Manager Growth Portfolio Initial Class (Asset Mgr. Growth I-Class) -
      1,071,971.199 shares at $14.41 per share (cost $15,218,899)                               15,447,103
    Asset Manager Growth Portfolio Service Class (Asset Mgr. Growth S-Class)  -
       250,942.566 shares at $14.31 per share (cost $4,090,115)                                  3,590,989
ALGER AMERICAN FUND:
    Balanced Portfolio (Balanced) -
      3,602,753.679 shares at $13.77 per share (cost $46,888,876)                               49,609,917
    Leveraged Allcap Portfolio (Leveraged Allcap) -
      2,011,981.924 shares at $38.80 per share (cost $82,594,645)                               78,064,898



                                     F-I-2



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


ASSETS, CONTINUED

MFS VARIABLE INSURANCE TRUST:
    Global Governments Series Portfolio (Global Govern. Series) -
      360,675.147 shares at $10.01 per share (cost $3,764,261)                         $         3,610,359
    Utilities Series Portfolio (Utilities Series) -
      3,472,428.056 shares at $23.57 per share (cost $66,654,554)                               81,845,130
    New Discovery Series Portfolio (New Discovery Series) -
      1,309,808.054 shares at $16.61 per share (cost $24,371,921)                               21,755,913
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,  INC.:
    Asian Equity Portfolio (Asian Equity) -
      824,855.670 shares at $3.96 per share (cost $4,572,906)                                    3,266,428
    Emerging Markets Equity Portfolio (Emerg. Mkts. Equity) -
      979,717.697 shares at $7.09 per share (cost $10,474,601)                                   6,946,198
    Global Equity Portfolio (Global Equity) -
      833,650.133 shares at $13.19 per share (cost $10,438,081)                                 10,995,847
    International Magnum Portfolio (International Magnum) -
      607,213.564 shares at $11.78 per share (cost $6,930,337)                                   7,152,975
    U.S. Real Estate Portfolio (US Real Estate) -
      598,620.135 shares at 11.51 per share (cost $6,691,224)                                    6,890,119
CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
    Ameritas Emerging Growth Portfolio (Emerging Growth) -
      3,084,194.595 shares at $29.75 per share (cost $83,731,203)                               91,754,790
    Ameritas Growth Portfolio (Growth) -
      2,504,454.056 shares at $54.86 per share (cost $140,103,049)                             137,394,349
    Ameritas Growth with Income Portfolio (Growth with Income) -
      1,344,296.092 shares at $21.08 per share (cost $27,113,681)                               28,337,761
    Ameritas Income and Growth Portfolio (Income and Growth) -
      4,985,415.057 shares at $16.66 per share (cost $73,543,918)                               83,057,014
    Ameritas Index 500 Portfolio (Index 500) -
      1,026,078.927 shares at $148.66 per share (cost $159,376,231)                            152,536,894
    Ameritas MidCap Growth Portfolio (MidCap Growth) -
      2,914,193.165 shares at $34.56 per share (cost $89,096,196)                              100,714,515
    Ameritas Money Market Portfolio (Money Market) -
      169,672,150.634 shares at $1.00 per share (cost $169,672,150)                            169,672,152
    Ameritas Research Portfolio (Research) -
      1,175,107.680 shares at $21.25 per share (cost $24,575,818)                               24,971,039
    Ameritas Small Capitalization Portfolio (Small Cap) -
      1,519,846.531 shares at $40.42 per share (cost $66,565,995)                               61,432,196




                                     F-I-3




                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


ASSETS, CONTINUED

CALVERT VARIABLE SERIES, INC.
    Social Balanced Portfolio (Balanced) -
      361,957.669 shares at $2.002 per share (cost $796,741)                           $           724,639
    Social International Equity Portfolio (International Equity) -
      16,621.066 shares at $19.37 per share (cost $375,269)                                        321,950
    Social Mid Cap Growth Portfolio (Mid Cap Growth) -
      98,546.024 shares at $31.03 per share (cost $3,481,091)                                    3,057,882
    Social Small Cap Portfolio (Small Cap) -
      48,506.506 shares at $13.58 per share (cost $666,356)                                        658,718
                                                                                      ---------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                     $     1,868,780,486
                                                                                      =====================






The accompanying notes are an integral part of these financial statements.



                                     F-I-4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                  FIDELITY VARIABLE INSURANCE PRODUCTS
                                                               -------------------------------------------
                                                                   EQUITY        EQUITY
                                                                   INCOME        INCOME        GROWTH
                                                                   I-CLASS       S-CLASS       I-CLASS
                                                                 ------------  ------------ --------------
                             2000
INVESTMENT INCOME:
 Dividend distributions received                               $   2,715,468 $     204,893 $     228,858
 Mortality and expense risk charge                                (1,843,853)     (121,780)   (2,549,361)
                                                                 ------------  ------------ --------------

NET INVESTMENT INCOME(LOSS)                                          871,615        83,113    (2,320,503)
                                                                 ============  ============ ==============

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                  10,230,366       790,299    22,771,389
 Net change in unrealized appreciation(depreciation)              (3,401,552)      135,586   (43,533,958)
                                                                 ------------  ------------ --------------

NET GAIN(LOSS) ON INVESTMENTS                                      6,828,814       925,885   (20,762,569)
                                                                 ------------  ------------ --------------

NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $   7,700,429 $   1,008,998 $ (23,083,072)
                                                                 ============  ============ ==============


                             1999
INVESTMENT INCOME:

 Dividend distributions received                               $   2,674,953 $      60,699 $     275,994
 Mortality and expense risk charge                                (2,282,808)      (79,777)   (2,228,931)
                                                                 ------------  ------------ --------------

NET INVESTMENT INCOME(LOSS)                                          392,145       (19,078)   (1,952,937)
                                                                 ------------  ------------ --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                   5,913,057       134,177    17,353,110
 Net change in unrealized appreciation(depreciation)               2,291,495        39,578    38,476,561
                                                                 -----------------------------------------
NET GAIN(LOSS) ON INVESTMENTS                                      8,204,552       173,755    55,829,671
                                                                 ------------  ------------ --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $   8,596,697 $     154,677 $  53,876,734
                                                                 ============  ============ ==============











The accompanying notes are an integral part of these financial statements.

                                     F-I-5


                                    FIDELITY VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------
                   HIGH         HIGH                                      ASSET        ASSET      INVESTMENT
   GROWTH         INCOME       INCOME       OVERSEAS      OVERSEAS       MANAGER      MANAGER     GRADE BOND
   S-CLASS        I-CLASS     S-CLASS       I-CLASS        S-CLASS       I-CLASS      S-CLASS       I-CLASS
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------


$     20,749  $  2,424,644  $   389,391 $   1,075,613  $      71,297 $  4,323,373  $     330,104$   3,867,279
   (277,755)      (422,970)     (52,510)     (825,473)       (78,183)  (1,564,929)      (122,961)    (684,184)
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
   (257,006)     2,001,674      336,881       250,140         (6,886)   2,758,444        207,143    3,183,095
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------


  2,477,471           ----         ----     6,773,454        461,451   10,185,574        791,112         ----
 (6,634,810)    (9,460,746)  (1,752,576)  (11,675,996)    (2,390,856)  (19,222,680)   (1,629,571)   1,916,539
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
 (4,157,339)    (9,460,746)  (1,752,576)   (4,902,542)    (1,929,405)  (9,037,106)      (838,459)   1,916,539
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
$ (4,414,345) $ (7,459,072) $(1,415,695)$  (4,652,402) $  (1,936,291)$ (6,278,662) $    (631,316$   5,099,634
==============  ============ ===========  =============  ============  ============  ===========  ============




$
      4,981   $  5,123,853  $   205,736 $     867,148  $      12,270 $  4,861,717  $      87,054$   2,317,196
   (100,689)      (626,922)     (37,495)     (714,049)       (16,789)  (1,829,733)       (61,163)    (776,815)
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
    (95,708)     4,496,931      168,241       153,099         (4,519)   3,031,984         25,891    1,540,381
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------


    313,177        191,546        7,691     1,398,626         19,790    6,158,174        110,269      726,963
  3,843,350       (493,915)      14,843    21,680,316        888,251    3,833,320        612,167   (3,751,886)
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
  4,156,527       (302,369)      22,534    23,078,942        908,041    9,991,494        722,436   (3,024,923)
--------------  ------------ -----------  -------------  ------------  ------------  -----------  ------------
$  4,060,819  $  4,194,562  $   190,775 $  23,232,041  $     903,522 $ 13,023,478  $     748,327$  (1,484,542)
==============  ============ ===========  =============  ============  ============  ===========  ============








                                     F-I-6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                         FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                 ------------------------------------------------------
                                                                                             ASSET MGR.    ASSET MGR.
                                                                 CONTRAFUND    CONTRAFUND      GROWTH        GROWTH
                                                                   I-CLASS       S-CLASS       I-CLASS      S-CLASS
                                                              ---------------  ------------  ------------ -------------
                            2000
INVESTMENT INCOME:
 Dividend distributions received                              $     350,729  $      66,546 $    400,956  $     53,912
 Mortality and expense risk charge                               (1,316,322)      (212,846)    (243,345)      (32,339)
                                                                -------------  ------------  ------------ -------------
NET INVESTMENT INCOME(LOSS)                                        (965,593)      (146,300)     157,611        21,573
                                                                -------------  ------------  ------------ -------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                 12,731,468      2,415,620    1,625,499       224,634
 Net change in unrealized appreciation(depreciation)            (19,658,430)    (4,165,122)  (4,371,441)     (780,651)
                                                                -------------  ------------  ------------ -------------
NET GAIN(LOSS) ON INVESTMENTS                                    (6,926,962)    (1,749,502)  (2,745,942)     (556,017)
                                                                -------------  ------------  ------------ -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $  (7,892,555) $  (1,895,802)$ (2,588,331) $   (534,444)
                                                                =============  ============  ============ =============


                            1999
INVESTMENT INCOME:
 Dividend distributions received                              $     379,372  $      16,490 $    364,686  $     18,702
 Mortality and expense risk charge                               (1,178,849)      (100,233)    (221,680)      (15,795)
                                                                -------------  ------------  ------------ -------------
NET INVESTMENT INCOME(LOSS)                                        (799,477)       (83,743)     143,006         2,907
                                                                -------------  ------------  ------------ -------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                  2,782,063        120,925      604,845        31,018
 Net change in unrealized appreciation(depreciation)             16,341,494      2,485,597    1,604,916       231,799
                                                                -------------  ------------  ------------ -------------
NET GAIN(LOSS) ON INVESTMENTS                                    19,123,557      2,606,522    2,209,761       262,817
                                                                -------------  ------------  ------------ -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $  18,324,080  $   2,522,779 $  2,352,767  $    265,724
                                                                =============  ============  ============ =============





(1)      Commenced business 11/11/99



The accompanying notes are an integral part of these financial statements



                                     F-I-7


                                                                               MORGAN STANLEY DEAN WITTER
    ALGER AMERICAN FUND             MFS VARIABLE INSURANCE TRUST                 UNIVERSAL FUNDS, INC.
-----------------------------  ---------------------------------------  -----------------------------------------
                                 GLOBAL                       NEW                      EMERGING
                  LEVERAGED      GOVERN.      UTILITIES    DISCOVERY       ASIAN        MARKETS        GLOBAL
    BALANCED       ALLCAP        SERIES        SERIES     SERIES (1)      EQUITY        EQUITY         EQUITY
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------


$     394,882  $       ----  $     181,876 $     716,470 $       ---- $      10,568 $       ----  $      211,660
     (587,570)   (1,202,296)       (41,398)     (907,226)    (178,012)      (72,073)    (123,835)       (127,680)
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
     (192,688)   (1,202,296)       140,478      (190,756)    (178,012)      (61,505)    (123,835)         83,980
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------


    3,766,339     9,786,716           ----     5,401,237      236,785     1,202,355    1,182,698         679,685
   (5,917,857)   (37,367,336)      (34,828)   (1,485,556)  (2,685,794)   (3,495,423)  (5,596,570)        209,613
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
   (2,151,518)   (27,580,620)      (34,828)    3,915,681   (2,449,009)   (2,293,068)  (4,413,872)        889,298
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
$  (2,344,206) $ (28,782,916)$     105,650 $   3,724,925 $ (2,627,021)$  (2,354,573)$ (4,537,707) $      973,278
===============  ============  ============  ============ ============  ============  ============  =============




$     299,993  $       ----  $     195,786 $     485,153 $       ---- $      39,486 $      1,264  $      130,565
     (359,131)     (513,954)       (47,710)     (580,004)        (538)      (50,487)     (63,674)       (126,429)
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
      (59,138)     (513,954)       148,076       (94,851)        (538)      (11,001)     (62,410)          4,136
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------


    1,521,652     2,107,473           ----     2,439,376        9,311          ----         ----         505,014
    5,827,330    26,095,122       (288,901)   11,233,906       69,785     2,511,132    3,708,710        (212,881)
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
    7,348,982    28,202,595       (288,901)   13,673,282       79,096     2,511,132    3,708,710         292,133
---------------  ------------  ------------  ------------ ------------  ------------  ------------  -------------
$   7,289,844  $ 27,688,641  $    (140,825)$  13,578,431 $     78,558 $   2,500,131 $  3,646,300  $      296,269
===============  ============  ============  ============ ============  ============  ============  =============





                                     F-I-8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                                              CALVERT VARIABLE SERIES,
                                                               MORGAN STANLEY DEAN WITTER              INC.,
                                                                 UNIVERSAL FUNDS, INC.          AMERITAS PORTFOLIOS
                                                              -----------------------------  ---------------------------

                                                                INTERNATIONAL   U.S. REAL     EMERGING
                                                                   MAGNUM        ESTATE      GROWTH (1)    GROWTH (1)
                                                                -------------  ------------  ------------ --------------
                            2000
INVESTMENT INCOME:
 Dividend distributions received                              $      58,838  $    106,848  $        ---- $      55,446
 Mortality and expense risk charge                                 (100,897)      (56,852)    (1,391,647)   (2,040,197)
                                                                -------------  ------------  ------------ --------------
NET INVESTMENT INCOME(LOSS)                                         (42,059)       49,996     (1,391,647)   (1,984,751)
                                                                -------------  ------------  ------------ --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                    212,903        30,815      2,113,508          ----
 Net change in unrealized appreciation(depreciation)             (1,209,060)      848,140    (24,871,806)  (24,954,671)
                                                                -------------  ------------  ------------ --------------
NET GAIN(LOSS) ON INVESTMENTS                                      (996,157)      878,955    (22,758,298)  (24,954,671)
                                                                -------------  ------------  ------------ --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $  (1,038,216) $    928,951  $ (24,149,945)$ (26,939,422)
                                                                =============  ============  ============ ==============


                            1999
INVESTMENT INCOME:
 Dividend distributions received                              $      58,422  $    174,088  $        ---- $      20,307
 Mortality and expense risk charge                                  (83,151)      (42,152)      (193,732)     (347,699)
                                                                -------------  ------------  ------------ --------------
NET INVESTMENT INCOME(LOSS)                                         (24,729)      131,936       (193,732)     (327,392)
                                                                -------------  ------------  ------------ --------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                     29,598          ----           ----          ----
 Net change in unrealized appreciation(depreciation)              1,502,573      (264,366)    32,895,392    22,245,971
                                                                -------------  ------------  ------------ --------------
NET GAIN(LOSS) ON INVESTMENTS                                     1,532,171      (264,366)    32,895,392    22,245,971
                                                                -------------  ------------  ------------ --------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $   1,507,442  $   (132,430) $  32,701,660 $  21,918,579
                                                                =============  ============  ============ ==============







(1)      Commenced business 10/29/99
(2)      Commenced business 10/28/99


The accompanying notes are an integral part of these financial statements




                                     F-I-9



                                         CALVERT VARIABLE SERIES, INC.,
                                               AMERITAS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
      GROWTH        INCOME
       WITH           AND            INDEX          MIDCAP          MONEY                              SMALL
    INCOME (1)    GROWTH (1)        500 (1)       GROWTH (1)      MARKET (2)      RESEARCH (1)        CAP (1)
----------------  ------------   --------------  -------------  ---------------  ---------------  ----------------


$       57,144  $     133,006 $       896,428  $        ----  $    9,080,212   $          ----  $          ----
      (358,559)      (993,334)     (2,121,441)    (1,102,568)     (1,835,566)         (304,591)      (1,094,185)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
      (301,415)      (860,328)     (1,225,013)    (1,102,568)      7,244,646          (304,591)      (1,094,185)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------


        41,785      3,736,228       1,847,621      2,773,220            ----           584,376          429,749
      (136,267)    (4,233,713)    (19,758,673)     2,096,739            ----        (2,218,688)     (25,294,403)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
       (94,482)      (497,485)    (17,911,052)     4,869,959            ----        (1,634,312)     (24,864,654)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
$     (395,897) $  (1,357,813)$   (19,136,065) $   3,767,391  $    7,244,646   $    (1,938,903) $   (25,958,839)
   =============  ============   ==============  =============  ===============  ===============  ================




$       14,915  $        ---- $       260,667  $        ----  $    1,421,329   $          ----  $          ----
       (66,800)      (139,267)       (382,295)      (126,008)       (493,961)          (46,063)        (186,708)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
       (51,885)      (139,267)       (121,628)      (126,008)        927,368           (46,063)        (186,708)
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------


          ----      1,976,392            ----      1,344,414            ----           245,686          726,966
     1,360,347     13,746,810      12,919,335      9,521,581            ----         2,613,908       20,160,605
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
     1,360,347     15,723,202      12,919,335     10,865,995            ----         2,859,594       20,887,571
   -------------  ------------   --------------  -------------  ---------------  ---------------  ----------------
$    1,308,462  $  15,583,935 $    12,797,707  $  10,739,987  $      927,368   $     2,813,531  $    20,700,863
   =============  ============   ==============  =============  ===============  ===============  ================






                                     F-I-10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                             CALVERT VARIABLE SERIES, INC.
                                                                --------------------------------------------------------

                                                                               INTERNATIONAL    MID CAP        SMALL
                                                                BALANCED (1)    EQUITY (2)    GROWTH (3)      CAP (4)
                                                                -------------  -------------  ------------  ------------
                            2000
INVESTMENT INCOME:
 Dividend distributions received                              $      12,464  $        ----  $        ---- $        ----
 Mortality and expense risk charge                                   (2,251)        (1,960)       (10,359)       (1,992)
                                                                -------------  -------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                          10,213         (1,960)       (10,359)       (1,992)
                                                                -------------  -------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                     22,004         33,926        226,183        24,795
 Net change in unrealized appreciation(depreciation)                (72,102)       (53,319)      (423,209)       (7,638)
                                                                -------------  -------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                                       (50,098)       (19,393)      (197,026)       17,157
                                                                -------------  -------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $     (39,885) $     (21,353) $    (207,385)$      15,165
                                                                =============  =============  ============  ============


                            1999
INVESTMENT INCOME:
 Dividend distributions received                              $        ----  $        ----  $        ---- $        ----
 Mortality and expense risk charge                                     ----           ----           ----          ----
                                                                -------------  -------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                            ----           ----           ----          ----
                                                                -------------  -------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
 Net realized gain distributions                                       ----           ----           ----          ----
 Net change in unrealized appreciation(depreciation)                   ----           ----           ----          ----
                                                                -------------  -------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                                          ----           ----           ----          ----
                                                                -------------  -------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $        ----  $        ----  $        ---- $        ----
                                                                =============  =============  ============  ============





(1)  Commenced business 05/08/00            (4)  Commenced business 05/26/00
(2)  Commenced business 05/11/00
(3)  Commenced business 05/30/00



The accompanying notes are an integral part of these financial statements.




                                     F-I-11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                     FIDELITY VARIABLE INSURANCE PRODUCTS
                                                               --------------------------------------------------
                                                                     EQUITY          EQUITY
                                                                     INCOME          INCOME          GROWTH
                                                                    I-CLASS         S-CLASS          I-CLASS
                                                                 ---------------  -------------  ----------------
                             2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                    $        871,615 $       83,113 $    (2,320,503)
 Net realized gain distributions                                     10,230,366        790,299      22,771,389
 Net change in unrealized appreciation(depreciation)                 (3,401,552)       135,586     (43,533,958)
                                                                 ---------------  -------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        7,700,429      1,008,998     (23,083,072)
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                (31,949,158)       834,432     (27,823,038)
                                                                 ---------------  -------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                              (24,248,729)     1,843,430     (50,906,110)
NET ASSETS AT JANUARY 1, 2000                                       165,453,379     12,399,303     210,123,382
                                                                 ---------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2000                                $    141,204,650 $   14,242,733 $   159,217,272
                                                                 ===============  =============  ================


                             1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                    $        392,145 $      (19,078)$    (1,952,937)
 Net realized gain distributions                                      5,913,057        134,177      17,353,110
 Net change in unrealized appreciation(depreciation)                  2,291,495         39,578      38,476,561
                                                                 ---------------  -------------  ----------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        8,596,697        154,677      53,876,734
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                (28,967,793)     8,743,871      (7,775,968)
                                                                 ---------------  -------------  ----------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                              (20,371,096)     8,898,548      46,100,766
NET ASSETS AT JANUARY 1, 1999                                       185,824,475      3,500,755     164,022,616
                                                                 ---------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 1999                                $    165,453,379 $   12,399,303 $   210,123,382
                                                                 ===============  =============  ================









The accompanying notes are an integral part of these financial statements



                                     F-I-12



                      FIDELITY VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------------------------------------------------------------------
                    HIGH          HIGH                                        ASSET          ASSET        INVESTMENT
      GROWTH       INCOME        INCOME       OVERSEAS       OVERSEAS        MANAGER        MANAGER       GRADE BOND
     S-CLASS       I-CLASS       S-CLASS       I-CLASS        S-CLASS        I-CLASS        S-CLASS        I-CLASS
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------


$     (257,006)$   2,001,674 $    336,881  $      250,140$       (6,886)$     2,758,444 $     207,143 $     3,183,095
     2,477,471          ----         ----       6,773,454       461,451      10,185,574       791,112            ----
    (6,634,810)   (9,460,746)  (1,752,576)    (11,675,996)   (2,390,856)    (19,222,680)   (1,629,571)      1,916,539
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
    (4,414,345)   (7,459,072)  (1,415,695)     (4,652,402)   (1,936,291)     (6,278,662)     (631,316)      5,099,634
    14,088,040    (4,162,692)    (497,774)    (11,670,979)    5,235,846     (26,132,856)    4,816,418      (5,968,036)
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
     9,673,695   (11,621,764)  (1,913,469)    (16,323,381)    3,299,555     (32,411,518)    4,185,102        (868,402)
    21,598,208    39,132,172    6,427,055      60,785,246     5,117,519     139,434,729    10,315,256      58,714,322
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
$   31,271,903 $  27,510,408 $  4,513,586  $   44,461,865$    8,417,074 $   107,023,211 $  14,500,358 $    57,845,920
    ===========  ============  ============  ============   ============  ==============  ============   =============




  $    (95,708)$   4,496,931 $    168,241  $      153,099 $      (4,519)$     3,031,984 $      25,891  $    1,540,381
       313,177       191,546        7,691       1,398,626        19,790       6,158,174       110,269         726,963
     3,843,350      (493,915)      14,843      21,680,316       888,251       3,833,320       612,167      (3,751,886)
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
     4,060,819     4,194,562      190,775      23,232,041       903,522      13,023,478       748,327      (1,484,542)
    15,216,651   (20,867,210)   4,241,855     (19,770,532)    3,478,050     (22,124,449)    7,547,717       2,755,584
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
    19,277,470   (16,672,648)   4,432,630       3,461,509     4,381,572      (9,100,971)    8,296,044       1,271,042
     2,320,738    55,804,820    1,994,425      57,323,737       735,947     148,535,700     2,019,212      57,443,280
    -----------  ------------  ------------  ------------   ------------  --------------  ------------   -------------
  $ 21,598,208 $  39,132,172 $  6,427,055  $   60,785,246 $   5,117,519 $   139,434,729 $  10,315,256  $   58,714,322
    ===========  ============  ============  ============   ============  ==============  ============   =============




                                     F-I-13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                         FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                -------------------------------------------------------
                                                                                             ASSET MGR.    ASSET MGR.
                                                                  CONTRAFUND    CONTRAFUND     GROWTH        GROWTH
                                                                    I-CLASS       S-CLASS      I-CLASS       S-CLASS
                                                                  ------------  ------------ ------------  ------------
                             2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                     $    (965,593)$   (146,300) $    157,611 $      21,573
 Net realized gain distributions                                   12,731,468    2,415,620     1,625,499       224,634
 Net change in unrealized appreciation(depreciation)              (19,658,430)  (4,165,122)   (4,371,441)     (780,651)
                                                                  ------------  ------------ ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     (7,892,555)  (1,895,802)   (2,588,331)     (534,444)
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS               (2,960,242)   8,131,850    (1,959,771)    1,404,998
                                                                  ------------  ------------ ------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                            (10,852,797)   6,236,048    (4,548,102)      870,554
NET ASSETS AT JANUARY 1, 2000                                     101,171,683   18,206,797    19,995,205     2,720,435
                                                                  ------------  ------------ ------------  ------------
NET ASSETS AT DECEMBER 31, 2000                                 $  90,318,886 $ 24,442,845  $ 15,447,103 $   3,590,989
                                                                  ============  ============ ============  ============


                             1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                     $    (799,477)$    (83,743)   $  143,006 $       2,907
 Net realized gain distributions                                    2,782,063      120,925       604,845        31,018
 Net change in unrealized appreciation(depreciation)               16,341,494    2,485,597     1,604,916       231,799
                                                                  ------------  ------------ ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     18,324,080    2,522,779     2,352,767       265,724
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                5,852,748   12,962,665     2,528,640     1,800,596
                                                                  ------------  ------------ ------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                             24,176,828   15,485,444     4,881,407     2,066,320
NET ASSETS AT JANUARY 1, 1999                                      76,994,855    2,721,353    15,113,798       654,115
                                                                  ------------  ------------ ------------  ------------
NET ASSETS AT DECEMBER 31, 1999                                 $ 101,171,683 $ 18,206,797   $19,995,205 $   2,720,435
                                                                  ============  ============ ============  ============






(1)      Commenced business 11/11/99






The accompanying notes are an integral part of these financial statements


                                     F-I-14


                                                                                 MORGAN STANLEY DEAN WITTER
      ALGER AMERICAN FUND            MFS VARIABLE INSURANCE TRUST                   UNIVERSAL FUNDS, INC.
   --------------------------  -----------------------------------------  ------------------------------------------
                                  GLOBAL                        NEW                       EMERGING
                  LEVERAGED      GOVERN.       UTILITIES     DISCOVERY       ASIAN         MARKETS        GLOBAL
    BALANCED       ALLCAP         SERIES         SERIES     SERIES (1)      EQUITY         EQUITY         EQUITY
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------


$     (192,688)$  (1,202,296)$     140,478  $    (190,756) $   (178,012)$     (61,505)$     (123,835)$      83,980
     3,766,339     9,786,716          ----      5,401,237       236,785     1,202,355      1,182,698       679,685
    (5,917,857)  (37,367,336)      (34,828)    (1,485,556)   (2,685,794)   (3,495,423)    (5,596,570)      209,613
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
    (2,344,206)  (28,782,916)      105,650      3,724,925    (2,627,021)   (2,354,573)    (4,537,707)      973,278
    12,077,870    23,236,472        99,704     14,410,635    23,762,403    (2,223,895)     1,729,685    (1,097,014)
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
     9,733,664    (5,546,444)      205,354     18,135,560    21,135,382    (4,578,468)    (2,808,022)     (123,736)
    39,876,253    83,611,342     3,405,005     63,709,570       620,531     7,844,896      9,754,220    11,119,583
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
$   49,609,917 $  78,064,898 $   3,610,359  $  81,845,130  $ 21,755,913 $   3,266,428 $    6,946,198 $  10,995,847
   ============  ============  =============  ============= ============  ============   ============  =============




$      (59,138)$    (513,954)$     148,076  $     (94,851)  $      (538)$     (11,001) $     (62,410)$       4,136
     1,521,652     2,107,473          ----      2,439,376         9,311          ----           ----       505,014
     5,827,330    26,095,122      (288,901)    11,233,906        69,785     2,511,132      3,708,710      (212,881)
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
     7,289,844    27,688,641      (140,825)    13,578,431        78,558     2,500,131      3,646,300       296,269
    14,722,731    38,111,274      (118,896)    16,005,836       541,973     4,074,765      3,500,834     2,485,522
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
    22,012,575    65,799,915      (259,721)    29,584,267       620,531     6,574,896      7,147,134     2,781,791
    17,863,678    17,811,427     3,664,726     34,125,303          ----     1,270,000      2,607,086     8,337,792
   ------------  ------------  -------------  ------------- ------------  ------------   ------------  -------------
$   39,876,253 $  83,611,342 $   3,405,005  $  63,709,570    $  620,531 $   7,844,896  $   9,754,220 $  11,119,583
   ============  ============  =============  ============= ============  ============   ============  =============




                                     F-I-15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                                               CALVERT VARIABLE SERIES,
                                                               MORGAN STANLEY DEAN WITTER               INC.,
                                                                  UNIVERSAL FUNDS, INC.          AMERITAS PORTFOLIOS
                                                              ------------------------------  ---------------------------

                                                                INTERNATIONAL    U.S. REAL     EMERGING
                                                                   MAGNUM         ESTATE      GROWTH (1)     GROWTH (1)
                                                                --------------  ------------  ------------  -------------
                            2000
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                   $     (42,059)  $      49,996 $  (1,391,647)$   (1,984,751)
 Net realized gain distributions                                    212,903          30,815     2,113,508           ----
 Net change in unrealized appreciation(depreciation)             (1,209,060)        848,140   (24,871,806)   (24,954,671)
                                                                --------------  ------------  ------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM              (1,038,216)        928,951   (24,149,945)   (26,939,422)
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                 97,540       3,079,848    11,593,221     (1,610,142)
                                                                --------------  ------------  ------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                             (940,676)      4,008,799   (12,556,724)   (28,549,564)
NET ASSETS AT JANUARY 1, 2000                                     8,093,651       2,881,320   104,311,514    165,943,913
                                                                --------------  ------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2000                               $   7,152,975   $   6,890,119 $  91,754,790 $  137,394,349
                                                                ==============  ============  ============  =============


                            1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                   $     (24,729)  $     131,936 $    (193,732)$     (327,392)
 Net realized gain distributions                                     29,598            ----          ----           ----
 Net change in unrealized appreciation(depreciation)              1,502,573        (264,366)   32,895,392     22,245,971
                                                                --------------  ------------  ------------  -------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM               1,507,442        (132,430)   32,701,660     21,918,579
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                964,233          26,253    71,609,854    144,025,334
                                                                --------------  ------------  ------------  -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                            2,471,675        (106,177)  104,311,514    165,943,913
NET ASSETS AT JANUARY 1, 1999                                     5,621,976       2,987,497          ----           ----
                                                                --------------  ------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 1999                               $   8,093,651   $   2,881,320 $ 104,311,514 $  165,943,913
                                                                ==============  ============  ============  =============






(1)      Commenced business 10/29/99
(2)      Commenced business 10/28/99






The accompanying notes are an integral part of these financial statements




                                     F-I-16



                                        CALVERT VARIABLE SERIES, INC.
                                             AMERITAS PORTFOLIOS
---------------------------------------------------------------------------------------------------------------

     GROWTH        INCOME
      WITH           AND           INDEX          MIDCAP           MONEY                            SMALL
   INCOME (1)    GROWTH (1)       500 (1)       GROWTH (1)       MARKET (2)     RESEARCH (1)       CAP (1)
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------


$     (301,415)$    (860,328)$   (1,225,013) $    (1,102,568)$    7,244,646   $     (304,591) $   (1,094,185)
        41,785     3,736,228      1,847,621        2,773,220           ----          584,376         429,749
      (136,267)   (4,233,713)   (19,758,673)       2,096,739           ----       (2,218,688)    (25,294,403)
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
      (395,897)   (1,357,813)   (19,136,065)       3,767,391      7,244,646       (1,938,903)    (25,958,839)
    (2,114,224)   15,738,490     (5,574,886)      37,328,964     (3,611,301)       5,331,313      (7,557,953)
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
    (2,510,121)   14,380,677    (24,710,951)      41,096,355      3,633,345        3,392,410     (33,516,792)
    30,847,882    68,676,337    177,247,845       59,618,160    166,038,807       21,578,629      94,948,988
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
$   28,337,761 $  83,057,014 $  152,536,894  $   100,714,515 $  169,672,152   $   24,971,039  $   61,432,196
   ============  ============  ==============  ==============  ===============  ==============  ===============




 $     (51,885)$    (139,267)$     (121,628) $      (126,008)$      927,368   $      (46,063) $     (186,708)
          ----     1,976,392           ----        1,344,414           ----          245,686         726,966
     1,360,347    13,746,810     12,919,335        9,521,581           ----        2,613,908      20,160,605
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
     1,308,462    15,583,935     12,797,707       10,739,987        927,368        2,813,531      20,700,863
    29,539,420    53,092,402    164,450,138       48,878,173    165,111,439       18,765,098      74,248,125
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
    30,847,882    68,676,337    177,247,845       59,618,160    166,038,807       21,578,629      94,948,988
          ----          ----           ----             ----           ----             ----            ----
   ------------  ------------  --------------  --------------  ---------------  --------------  ---------------
 $  30,847,882 $  68,676,337 $  177,247,845  $    59,618,160 $  166,038,807   $   21,578,629  $   94,948,988
   ============  ============  ==============  ==============  ===============  ==============  ===============





                                     F-I-17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                            CALVERT VARIABLE SERIES, INC.
                                                                -------------------------------------------------------

                                                                               INTERNATIONAL   MID CAP        SMALL
                              2000                                BALANCED (1)    EQUITY (2)   GROWTH(3)     CAP (4)
                              ----                               -------------  -------------  -----------  ------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                   $      10,213  $      (1,960) $    (10,359)$      (1,992)
 Net realized gain distributions                                     22,004         33,926       226,183        24,795
 Net change in unrealized appreciation(depreciation)                (72,102)       (53,319)     (423,209)       (7,638)
                                                                -------------  -------------  -----------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM                 (39,885)       (21,353)     (207,385)       15,165
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                764,524        343,303     3,265,267       643,553
                                                                -------------  -------------  -----------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                              724,639        321,950     3,057,882       658,718
NET ASSETS AT JANUARY 1, 2000                                          ----           ----          ----          ----
                                                                -------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2000                               $     724,639  $     321,950  $  3,057,882 $     658,718
                                                                =======================================================


                            1999
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income(loss)                                   $        ----  $        ----  $       ---- $        ----
 Net realized gain distributions                                       ----           ----          ----          ----
 Net change in unrealized appreciation(depreciation)                   ----           ----          ----          ----
                                                                -------------  -------------  -----------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM                    ----           ----          ----          ----
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS                   ----           ----          ----          ----
                                                                -------------  -------------  -----------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                                 ----           ----          ----          ----
NET ASSETS AT JANUARY 1, 1999                                          ----           ----          ----          ----
                                                                -------------  -------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 1999                               $        ----  $        ----  $       ---- $        ----
                                                                =============  =============  ===========  ============





(1)  Commenced business 05/08/00           (4)  Commenced business 05/26/00
(2)  Commenced business 05/11/00
(3)  Commenced business 05/30/00







The accompanying notes are an integral part of these financial statements


                                     F-I-18

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION AND ACCOUNTING POLICIES

          Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 2000, there are thirty-eight subaccounts within the Account. Fifteen of the subaccounts invest only in a corresponding Fidelity Variable Insurance Products Portfolio. The fund is a diversified open-end management investment company and is managed by Fidelity Management Research Company (Fidelity). Two of the subaccounts invest only in a corresponding Portfolio of Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). Three of the subaccounts invest only in a corresponding Portfolio of MFS Variable Insurance Trust which is a diversified open-end management investment company managed by Massachusetts Financial Services Company (MFS Co.). Five of the subaccounts invest only in a corresponding Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. which is a diversified open-end management investment company managed by Morgan Stanley Dean Witter Investment Management Inc. Nine of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas Portfolio) which is a diversified open-end management investment company managed by Ameritas Investment Corp. (see Note 3). Four of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset Management Company, Inc. (see Note 3). Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds.

          Pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Money Market were transferred to the Money Market subaccount of the Ameritas Portfolio as of October 28, 1999. Also, as of October 29, 1999 pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Index 500 I-Class were transferred to the Index 500 subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Growth were transferred to the Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Income and Growth were transferred to the Income and Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Small Capitalization Fund were transferred to the Small Cap subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management MidCap Growth were transferred to the MidCap Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Emerging Growth Series were transferred to the Emerging Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Research Series was transferred to the Research subaccount of the Ameritas Portfolio; and all policyowner funds invested in a Portfolio of MFS Co. Growth with Income Series were transferred to the Growth with Income subaccount of the Ameritas Portfolio.



                                     F-I-19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION AND ACCOUNTING POLICIES, CONTINUED
          USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          VALUATION OF INVESTMENTS

          The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

          FEDERAL AND STATE TAXES

          The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2.    POLICYOWNER CHARGES

          AVLIC charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3.    RELATED PARTIES

          During  October 1999,  AVLIC  established a variable  insurance  trust
          (VIT) which contains the Ameritas Portfolios. The Ameritas Portfolios are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the years ended December 31, 2000 and 1999, the Account incurred advisory fees of approximately $4,460,000 and $583,000, respectively, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to the Ameritas Portfolios during 2000 and 1999 of approximately $728,000 and $119,000, respectively.

          Calvert Asset Management Company, Inc., an affiliate of AVLIC, serves as an investment advisor to the Calvert Variable Series, Inc. Social Balanced, Social International Equity, Social Mid Cap Growth, and Social Small Cap Portfolios.





                                     F-I-20

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS




4.  SHARES OWNED
    The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:


                                                       FIDELITY VARIABLE INSURANCE PRODUCTS
                                         -----------------------------------------------------------------
                                             EQUITY           EQUITY
                                             INCOME           INCOME           GROWTH          GROWTH
                                             I-CLASS          S-CLASS          I-CLASS         S-CLASS
                                         ----------------  --------------  ---------------- --------------

    Shares owned at January 1, 2000        6,435,370.711     483,215.295     3,825,293.680    394,127.892
    Shares acquired                        4,303,242.269     516,833.612     9,285,327.752    774,645.004
    Shares disposed of                    (5,205,515.420)   (440,412.955)   (9,463,032.159)  (449,878.555)
                                         ----------------  --------------  ---------------- --------------
    Shares owned at December 31, 2000      5,533,097.560     559,635.952     3,647,589.273    718,894.341
                                         ================  ==============  ================ ==============



    Shares owned at January 1, 1999        7,310,168.164     137,879.292     3,655,507.381     51,779.065
    Shares acquired                        5,782,652.022     547,150.278     9,532,676.366    486,567.516
    Shares disposed of                    (6,657,449.475)   (201,814.275)   (9,362,890.067)  (144,218.689)
                                         ----------------  --------------  ---------------- --------------
    Shares owned at December 31, 1999      6,435,370.711     483,215.295     3,825,293.680    394,127.892
                                         ================  ==============  ================ ==============




                                     F-I-21





                      FIDELITY VARIABLE INSURANCE PRODUCTS
    -------------------------------------------------------------------------------------------------------------------
         HIGH            HIGH                                              ASSET           ASSET         INVESTMENT
        INCOME          INCOME          OVERSEAS         OVERSEAS         MANAGER         MANAGER        GRADE BOND
        I-CLASS         S-CLASS          I-CLASS          S-CLASS         I-CLASS         S-CLASS          I-CLASS
    ---------------- --------------  ----------------  --------------  --------------- --------------- ----------------

      3,459,962.113    569,774.456      2,215,205.757    186,907.203    7,468,384.028     554,881.983   4,828,480.331
      9,688,142.926    630,278.863     50,061,566.336    681,508.876    1,638,559.768     614,792.284   4,634,709.805
     (9,784,974.533)  (646,239.121)   (50,052,566.754)  (446,296.035)  (2,417,993.043)   (258,275.251) (4,868,597.608)
    ---------------- --------------  ----------------  --------------  --------------- --------------- ----------------
      3,363,130.506    553,814.198      2,224,205.339    422,120.044    6,688,950.753     911,399.016   4,594,592.528
    ================ ==============  ================  ==============  =============== =============== ================



      4,839,967.104    173,277.599      2,859,039.227     36,742.223    8,179,278.614     111,558.654   4,432,351.864
     16,830,329.809    773,649.902     14,269,816.598    309,184.466    1,888,888.200     542,380.523   4,215,915.067
    (18,210,334.800)  (377,153.045)   (14,913,650.068)  (159,019.486)  (2,599,782.786)    (99,057.194) (3,819,786.600)
    ---------------- --------------  ----------------  --------------  --------------- --------------- ----------------
      3,459,962.113    569,774.456      2,215,205.757    186,907.203    7,468,384.028     554,881.983   4,828,480.331
    ================ ==============  ================  ==============  =============== =============== ================








                                     F-I-22

                                AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                          SEPARATE ACCOUNT VA-2
                                      NOTES TO FINANCIAL STATEMENTS




4.  SHARES OWNED, CONTINUED
     The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:


                                                           FIDELITY INSURANCE PRODUCTS
                                          ---------------------------------------------------------------
                                                                           ASSET MGR.       ASSET MGR.
                                            CONTRAFUND     CONTRAFUND        GROWTH           GROWTH
                                             I-CLASS         S-CLASS         I-CLASS         S-CLASS
                                          --------------- --------------  --------------  ---------------

     Shares owned at January 1, 2000       3,470,726.629    625,663.097   1,087,878.452      148,820.227
     Shares acquired                       4,075,477.359    794,358.638     590,500.615      181,008.338
     Shares disposed of                   (3,741,701.722)  (387,370.937)   (606,407.868)     (78,885.999)
                                          --------------- --------------  --------------  ---------------
     Shares owned at December 31, 2000     3,804,502.266  1,032,650.798   1,071,971.199      250,942.566
                                          =============== ==============  ==============  ===============



     Shares owned at January 1, 1999       3,150,362.284    111,439.527     887,480.881       38,568.028
     Shares acquired                       4,453,448.644    711,584.571     718,596.261      147,621.500
     Shares disposed of                   (4,133,084.299)  (197,361.001)   (518,198.690)     (37,369.301)
                                          --------------- --------------  --------------  ---------------
     Shares owned at December 31, 1999     3,470,726.629    625,663.097   1,087,878.452      148,820.227
                                          =============== ==============  ==============  ===============


(1)      Commenced business 11/11/99





                                     F-I-23


                                                                                        MORGAN STANLEY DEAN WITTER
       ALGER AMERICAN FUND                   MFS VARIABLE INSURANCE TRUST                  UNIVERSAL FUNDS, INC.
---------------------------------- -------------------------------------------------  --------------------------------
                                       GLOBAL                                                             EMERGING
                     LEVERAGED        GOVERN.         UTILITIES      NEW DISCOVERY        ASIAN           MARKETS
    BALANCED           ALLCAP          SERIES           SERIES         SERIES (1)         EQUITY           EQUITY
---------------------------------- -------------------------------------------------  --------------------------------
 2,561,095.320       1,442,320.902    339,481.942    2,636,985.507       35,931.102      839,924.624      704,784.737
 3,011,740.818       3,596,840.700    653,871.726    2,119,668.547    2,324,437.304    8,468,276.528    1,398,564.158
(1,970,082.459)     (3,027,179.678)  (632,678.521)  (1,284,225.998)  (1,050,560.352)  (8,483,345.482)  (1,123,631.198)
-----------------  --------------- ---------------  ---------------  ---------------  ---------------  ---------------
 3,602,753.679       2,011,981.924    360,675.147    3,472,428.056    1,309,808.054      824,855.670      979,717.697
=================  =============== ===============  ===============  ===============  ===============  ===============



 1,376,246.463         510,356.079    336,831.365    1,721,761.046            ----       242,829.800      366,678.867
 2,439,496.094       1,916,333.545    671,340.732    1,885,547.594       74,858.008    5,118,016.988    1,047,264.383
(1,254,647.237)       (984,368.722)  (668,690.155)    (970,323.133)     (38,926.906)  (4,520,922.164)    (709,158.513)
-----------------  --------------- ---------------  ---------------  ---------------  ---------------  ---------------
 2,561,095.320       1,442,320.902    339,481.942    2,636,985.507       35,931.102      839,924.624      704,784.737
=================  =============== ===============  ===============  ===============  ===============  ===============








                                     F-I-24

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS




4.  SHARES OWNED, CONTINUED
    The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:


                                                    MORGAN STANLEY DEAN WITTER              CALVERT VARIABLE SERIES, INC.,
                                                       UNIVERSAL FUNDS, INC.                     AMERITAS PORTFOLIOS
                                          ------------------------------------------------  -------------------------------

                                              GLOBAL       INTERNATIONAL     U.S. REAL         EMERGING
                                              EQUITY           MAGNUM          ESTATE         GROWTH (1)      GROWTH (1)
                                          ---------------  --------------- ---------------  ---------------  --------------

    Shares owned at January 1, 2000          863,321.663      582,696.408     316,280.893    2,755,190.526    2,559,677.821
    Shares acquired                          602,171.198    2,569,237.123   1,061,296.132    2,861,434.187    3,671,608.209
    Shares disposed of                      (631,842.728)  (2,544,719.967)   (778,956.890)  (2,532,430.118)  (3,726,831.974)
                                          ---------------  --------------- ---------------  ---------------  --------------
    Shares owned at December 31, 2000        833,650.133      607,213.564     598,620.135    3,084,194.595    2,504,454.056
                                          ===============  =============== ===============  ===============  ==============



    Shares owned at January 1, 1999          634,535.152      500,621.227     304,846.573            ----             ----
    Shares acquired                          712,303.814      965,903.308     411,093.974    3,128,363.372    4,071,628.320
    Shares disposed of                      (483,517.303)    (883,828.127)   (399,659.654)    (373,172.846)  (1,511,950.499)
                                          ---------------  --------------- ---------------  ---------------  --------------
    Shares owned at December 31, 1999        863,321.663      582,696.408     316,280.893    2,755,190.526    2,559,677.821
                                          ===============  =============== ===============  ===============  ==============


1)       Commenced business 10/29/99
2)       Commenced business 10/28/99




                                     F-I-25


               CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------

    GROWTH WITH       INCOME AND         INDEX           MIDCAP            MONEY                            SMALL
     INCOME (1)       GROWTH (1)        500 (1)        GROWTH (1)        MARKET (2)     RESEARCH (1)       CAP (1)
   ---------------  ---------------  --------------- ---------------  ----------------- --------------  ---------------

    1,457,150.796    3,958,290.324    1,059,461.110   1,892,640.006    166,038,806.150     938,609.343   1,682,895.921
      960,282.840    4,334,533.519    1,202,359.009   8,028,870.616    959,895,514.047   1,037,346.283   7,023,508.130
   (1,073,137.544)  (3,307,408.786)  (1,235,741.192) (7,007,317.457)  (956,262,169.563)   (800,847.946) (7,186,557.520)
   ---------------  ---------------  --------------- ---------------  ----------------- --------------  ---------------
    1,344,296.092    4,985,415.057    1,026,078.927   2,914,193.165    169,672,150.634   1,175,107.680   1,519,846.531
   ===============  ===============  =============== ===============  ================= ==============  ===============



            ----             ----             ----            ----               ----            ----            ----
    1,602,206.945    4,550,030.334    1,386,125.523   2,715,529.105    560,202,901.620   1,068,799.043   3,942,078.699
     (145,056.149)    (591,740.010)    (326,664.413)   (822,889.099)  (394,164,095.470)   (130,189.700) (2,259,182.778)
   ---------------  ---------------  --------------- ---------------  ----------------- --------------  ---------------
    1,457,150.796    3,958,290.324    1,059,461.110   1,892,640.006    166,038,806.150     938,609.343   1,682,895.921
   ===============  ===============  =============== ===============  ================= ==============  ===============





                                     F-I-26

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS




4.  SHARES OWNED, CONTINUED
    The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:


                                                       CALVERT VARIABLE SERIES, INC.
                                        ------------------------------------------------------------

                                                        INTERNATIONAL     MID CAP         SMALL
                                        BALANCED (1)     EQUITY (2)     GROWTH (3)       CAP (4)
                                        --------------  -------------- -------------- --------------

    Shares owned at January 1, 2000             ----             ----          ----           ----
    Shares acquired                       401,515.416     127,254.240    125,084.378     91,562.586
    Shares disposed of                    (39,557.747)   (110,633.174)   (26,538.354)   (43,056.080)
                                        --------------  -------------- -------------- --------------
    Shares owned at December 31, 2000     361,957.669      16,621.066     98,546.024     48,506.506
                                        ==============  ============== ============== ==============



    Shares owned at January 1, 1999              ----            ----           ----           ----
    Shares acquired                              ----            ----           ----           ----
    Shares disposed of                           ----            ----           ----           ----
                                        --------------  -------------- -------------- --------------
    Shares owned at December 31, 1999            ----            ----           ----           ----
                                        ==============  ============== ============== ==============




    (1) Commenced business  05/08/00          (3) Commenced business  05/30/00
    (2) Commenced business  05/11/00          (4) Commenced business  05/26/00



                                     F-I-27

INDEPENDENT AUDITORS' REPORT



To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2000 and 1999, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



/s/Deloitte & Touche LLP


Lincoln, Nebraska
February 9, 2001

                                    F-II-1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                              DECEMBER 31
                                                      --------------------------
                                                          2000           1999
                                                      ------------  ------------
ASSETS
     Investments:
       Fixed maturity securities, available for sale
             (amortized cost $141,027  - 2000 and
             $129,567 - 1999)                         $   139,933   $   124,734
       Equity securities (amortized cost
             $2,031 - 2000 and $2,031 - 1999)               1,745         1,705
       Mortgage loans on real estate                        2,091         1,392
       Loans on insurance policies                         23,186        16,499
                                                      ------------  ------------
           Total investments                              166,955       144,330

     Cash and cash equivalents                             18,347        11,970
     Accrued investment income                              2,873         2,442
     Reinsurance receivable-affiliate                       9,870        35,921
     Reinsurance recoverable-affiliates                     2,414           153
     Prepaid reinsurance premium-affiliates                 2,891         2,537
     Deferred policy acquisition costs                    160,827       152,297
     Federal income tax receivable                          4,161             -
     Other                                                  2,705         2,840
     Separate Accounts                                  2,262,680     2,394,445
                                                      ------------  ------------
                                                      $ 2,633,723   $ 2,746,935
                                                      ============  ============

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES:
     Policy and contract reserves                     $     3,105   $     2,185
     Policy and contract claims                             2,831           755
     Accumulated contract values                          241,038       240,050
     Unearned policy charges                                2,390         2,030
     Unearned reinsurance ceded allowance                   3,946         3,942
     Federal income tax payable-
           Current                                              -         2,922
           Deferred                                         6,846         6,725
     Accounts payable - affiliates                          4,199         7,285
     Other                                                  2,550         6,639
     Separate Accounts                                  2,262,680     2,394,445
                                                      ------------  ------------
           Total Liabilities                            2,529,585     2,666,978
                                                      ------------  ------------
     COMMITMENTS AND CONTINGENCIES

   STOCKHOLDER'S EQUITY:
     Common stock, par value $100 per share;
       authorized 50,000 shares, issued and
       outstanding 40,000 shares                            4,000         4,000
     Additional paid-in capital                            58,370        42,870
     Retained earnings                                     41,950        34,032
     Accumulated other comprehensive loss                   (182)         (945)
                                                      ------------  ------------
          Total Stockholder's Equity                      104,138        79,957
                                                      ------------  ------------
                                                      $ 2,633,723   $ 2,746,935
                                                      ============  ============


The accompanying notes are an integral part of these financial statements.

                                     F-II-2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)


                                          YEARS ENDED DECEMBER 31
                                    ------------------------------------
                                       2000          1999         1998
                                    ----------    ----------   ---------
INCOME:
Insurance revenues:
  Contract charges                 $   61,568    $   51,794   $  42,775
  Premium-reinsurance ceded            (9,635)       (8,683)     (7,836)
  Reinsurance ceded allowance           4,223         3,594       3,169

Investment revenues:
    Investment income, net             11,864        13,970      14,052
    Realized gains(losses), net          (973)       (1,786)         79
    Other                               2,838         3,016       2,269
                                   -----------   -----------  ----------
                                       69,885        61,905      54,508
                                   -----------   -----------  ----------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                      2,357         2,805       2,200
    Interest credited                  11,020        12,512      13,400
    Increase in policy and
    contract reserves                     920           504         740
    Other                                 635           190         222
  Sales and operating expenses         22,711        22,277      15,980
  Amortization of deferred policy
    acquisition costs                  25,306        12,760      11,847
                                   -----------   -----------  ----------
                                       62,949        51,048      44,389
                                   -----------   -----------  ----------

INCOME BEFORE FEDERAL INCOME TAXES      6,936        10,857      10,119
                                   -----------   -----------  ----------

Income taxes - current                   (693)        4,898       4,000
Income taxes - deferred                  (289)         (639)     (1,135)
                                   -----------   -----------  ----------
     Total income taxes                  (982)        4,259       2,865
                                   -----------   -----------  ----------
NET INCOME                          $   7,918     $   6,598   $   7,254
                                   ===========   ===========  ==========

The accompanying notes are an integral part of these financial statements.


                                     F-II-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)


                                                              YEARS ENDED DECEMBER, 31
                                                        ------------------------------------
                                                           2000         1999         1998
                                                        ----------   ----------   ----------
 Net income                                              $ 7,918      $ 6,598      $ 7,254

 Other comprehensive income, net of tax:
      Unrealized gains(losses) on securities:
        Unrealized holding gains (losses) arising
         during period (net of deferred tax expense
         (benefit) of $70, ($1,610) and $185 for
         2000, 1999 and 1998 respectively)                   130       (2,990)         343
        Reclassification adjustment for (gains)
          losses included in net income
          (net of deferred tax benefit
          (expense) of $340, $625 and ($28)
          for 2000, 1999 and 1998 respectively)              633        1,161          (51)
                                                        ----------   ----------   ----------
      Other comprehensive income (loss)                      763       (1,829)         292
                                                        ----------   ----------   ----------
 Comprehensive income                                    $ 8,681      $ 4,769      $ 7,546
                                                        ==========   ==========   ==========




 The accompanying notes are an integral part of these financial statements.


                                     F-II-4


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                          (IN THOUSANDS, EXCEPT SHARES)

                                                                                   ACCUMULATED
                                                                                      OTHER
                                        COMMON STOCK       ADDITIONAL    RETAINED  COMPREHENSIVE
                                    ---------------------- PAID - IN     EARNINGS     INCOME
                                     SHARES      AMOUNT     CAPITAL                   (LOSS)     TOTAL
                                    ---------  ---------  ----------  ------------  ---------- ----------
BALANCE, January 1, 1998             40,000     $ 4,000     $40,370      $20,180      $  592    $ 65,142

  Net unrealized investment
    gain, net                             -           -           -            -         292         292

  Net income                              -           -           -        7,254           -       7,254
                                    --------   ---------  ----------  -----------   ---------  ----------

BALANCE, December 31, 1998           40,000       4,000      40,370       27,434         884      72,688

  Net unrealized investment
   loss, net                              -           -           -            -      (1,829)     (1,829)

  Capital contribution                    -           -       2,500            -           -       2,500

  Net income                              -           -           -        6,598           -       6,598
                                    --------   ---------  ----------  -----------   ---------  ----------

BALANCE, December 31, 1999           40,000       4,000      42,870       34,032        (945)     79,957

  Net unrealized investment
   gain, net                              -           -           -            -         763         763

  Capital contribution                    -           -      15,500            -           -      15,500

  Net income                              -           -           -        7,918           -       7,918
                                    --------   ---------  ----------  -----------   ---------  ----------
BALANCE, December 31, 2000           40,000     $ 4,000     $58,370      $41,950      $ (182)   $140,138
                                    ========   =========  ==========  ===========   =========  ==========


The accompanying notes are an integral part of these financial statements.

                                     F-II-5



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)


                                                                 YEARS ENDED DECEMBER 31
                                                          -------------------------------------

                                                            2000           1999         1998
                                                          --------      ---------     ---------
OPERATING ACTIVITIES
Net Income                                                 $7,918        $   6,598      $ 7,254
Adjustments to reconcile net income to net
  cash provided by operating activities:
    Amortization of deferred policy
    acquisition costs                                      25,306           12,760       11,847
    Policy acquisition costs deferred                     (36,440)         (39,491)     (34,820)
    Interest credited to contract values                   11,020           12,512       13,400
    Amortization of discounts or premiums                     (52)              67          (28)
    Net gains on other invested assets                          -           (2,830)      (3,732)
    Net realized (gains) losses on
    investment transactions                                   973            1,786          (79)
    Deferred income taxes                                    (289)            (639)      (1,135)
    Change in assets and liabilities:
      Accrued investment income                              (431)             (17)        (624)
      Reinsurance receivable-affiliate                     26,051                -            -
      Reinsurance recoverable-affiliates                   (2,071)             302           59
      Prepaid reinsurance premium-affiliates                 (354)            (157)         (82)
      Other assets                                            135           (1,145)      (1,496)
      Policy and contract reserves                            920              504          740
      Policy and contract claims                            1,886              130         (300)
      Unearned policy charges                                 360              216          316
      Federal income tax-current                           (7,083)             (19)       1,475
      Unearned reinsurance ceded allowance                      4              346          328
      Other liabilities                                    (7,175)           5,838       (2,114)
                                                           ------           ------       ------
  Net cash from operating activities                       20,678           (3,239)      (8,991)
                                                           ------           ------       ------

INVESTING ACTIVITIES
Purchase of fixed maturity securities available for sale  (29,350)         (48,474)     (70,904)
Purchase of mortgage loans on real estate                    (855)          (1,400)           -
Purchase of other invested assets                               -           (1,252)      (7,760)
Proceeds from maturities or repayment of fixed
  maturity securities available for sale                   14,127           11,242       15,289
Proceeds from sales of fixed maturity securities
  available for sale                                        2,842            7,762       22,282
Proceeds from the sale of equity securities                     -                -        1,979
Proceeds from repayments of mortgage loans
  on real estate                                              154                -            -
Proceeds from the sale of other invested
  assets                                                        -            1,162        3,678
Net change in loans on insurance policies                  (6,687)          (5,550)      (3,467)
                                                           ------           ------       ------
  Net cash from investing activities                      (19,769)         (36,510)     (38,903)
                                                           ------           ------       ------

FINANCING ACTIVITIES
Capital contribution                                       15,500            2,500            -
Net change in accumulated contract values                 (10,032)          37,208       46,194
                                                           ------           ------       ------
  Net cash from financing activities                        5,468           39,708       46,194
                                                           ------           ------       ------

INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS             6,377              (41)      (1,700)

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD           11,970           12,011       13,711
                                                           ------           ------       ------
CASH AND CASH EQUIVALENTS AT END OF PERIOD              $  18,347        $  11,970     $ 12,011
                                                           ======           ======       ======
SUPPLEMENTAL CASH FLOW INFORMATION:

Cash paid for income taxes                              $   6,390        $   4,917      $ 2,525

The accompanying notes are an integral part of these financial statements.

                                     F-II-6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)


1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). ALIC is a wholly owned subsidiary of Ameritas Holding Company which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company began issuing variable life insurance and variable annuity policies in 1987, fixed premium annuities in 1996 and equity indexed annuities in 1997. The variable life, variable annuity, fixed premium annuity and equity indexed annuity policies are not participating with respect to dividends.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2000 and 1999, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

                                     F-II-7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION   OF  UNIVERSAL   LIFE-TYPE   CONTRACTS   REVENUE  AND  BENEFITS  TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                  DECEMBER 31
                                                        --------------------------------
                                                           2000      1999        1998
------------------------------------------------------- ---------- ---------- ----------
Beginning balance                                        $152,297   $121,236    $98,746
Acquisition costs deferred                                 36,440     39,491     34,820
Amortization of deferred policy acquisition costs         (25,306)   (12,760)   (11,847)
Adjustment for unrealized investment (gain)/loss           (2,604)     6,145       (483)
Balance released under co-insurance agreement (note 4)          -     (1,815)         -
------------------------------------------------------- ---------- ---------- ----------
Ending balance                                           $160,827   $152,297   $121,236
------------------------------------------------------- ---------- ---------- ----------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.


FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

                                     F-II-8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

INCOME TAXES
The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, entitled "Accounting for Derivative Instruments and Hedging Activities" (SFAS No.133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. SFAS No.133 requires that changes in the fair value of derivatives be recognized currently in operations unless specific hedge accounting criteria are met. If such criteria are met, the derivative's gain or loss will offset related results of the hedged item in the statement of operations. A company must formally document, designate and assess the effectiveness of transactions to apply hedge accounting treatment.

SFAS No. 133 is effective for fiscal years  beginning  after June 15, 2000.  The
Company adopted SFAS No. 133 effective January 1, 2001. The Company has evaluated its derivative arrangements and management does not believe the adoption of SFAS No. 133 has a material impact on its financial position or results of operations.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                     YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                    2000       1999       1998
--------------------------------------------------------------- ----------- ---------- ---------
Fixed maturity securities available for sale                       $ 9,539    $ 9,644   $ 9,099
Equity securities                                                      159        159       179
Mortgage loans on real estate                                          160         34         -
Loans on insurance policies                                          1,203        845       590
Cash equivalents                                                     1,029        681       659
Other invested assets                                                    -      2,830     3,732
--------------------------------------------------------------- ----------- ---------- ---------
   Gross investment income                                          12,090     14,193    14,259
Investment expenses                                                    226        223       207
--------------------------------------------------------------- ----------- ---------- ---------
   Net investment income                                           $11,864    $13,970   $14,052
--------------------------------------------------------------- ----------- ---------- ---------
Net pretax realized investment gains (losses) were as follows:
                                                                     YEARS ENDED DECEMBER 31
                                                                 ------------------------------
                                                                    2000       1999       1998
---------------------------------------------------------------- ---------- ---------- ---------
Net gains(losses) on disposals of fixed maturity securities
   available for sale (note 4)                                       $(973)   $(1,786)     $131
Net gains(losses) on disposal of equity securities                       -          -      (52)
---------------------------------------------------------------- ---------- ---------- ---------
Net gains(losses) on disposal of securities available for sale       $(973)   $(1,786)      $79
---------------------------------------------------------------- ---------- ---------- ---------

During 2000, the Company recorded other than temporary impairments on bonds of $800.

                                     F-II-9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)


2.  INVESTMENTS (CONTINUED)

Proceeds from sales of securities available for sale and gross gains and losses realized on those sales were as follows:

                                                  YEAR ENDED DECEMBER 31, 2000
                                                --------------------------------
                                                  PROCEEDS     GAINS     LOSSES
----------------------------------------------- ----------- ---------- ---------
Fixed maturity securities available for sale        $2,842          -       $45
----------------------------------------------- ----------- ---------- ---------



                                                  YEAR ENDED DECEMBER 31, 1999
                                                --------------------------------
                                                  PROCEEDS     GAINS     LOSSES
----------------------------------------------- ----------- ---------- ---------
Fixed maturity securities available for sale        $7,762         $6       $80
----------------------------------------------- ----------- ---------- ---------



                                                  YEAR ENDED DECEMBER 31, 1998
                                                --------------------------------
                                                  PROCEEDS     GAINS     LOSSES
----------------------------------------------- ----------  ---------- ---------
Fixed maturity securities available for sale       $22,282       $242      $301
Equity securities                                    1,979          -        52
----------------------------------------------- ----------- ---------- ---------
 Total securities available for sale               $24,261       $242      $353
----------------------------------------------- ----------- ---------- ---------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                   DECEMBER 31, 2000
                                                   ---------------------------------------------
                                                                GROSS       GROSS
                                                    AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                      COST       GAINS      LOSSES      VALUE
-------------------------------------------------- ----------- ---------- ---------- -----------
   U. S. Corporate                                   $102,895     $1,412     $2,621    $101,686
   Mortgage-backed                                     32,095        179        267      32,007
   U.S. Treasury securities and obligations of
      U.S. government agencies                          6,037        203          -       6,240
-------------------------------------------------- ----------- ---------- ---------- -----------
      Total fixed maturity securities
        available for sale                            141,027      1,794      2,888     139,933
-------------------------------------------------- ----------- ---------- ---------- -----------
   Equity securities                                    2,031          -        286       1,745
-------------------------------------------------- ----------- ---------- ---------- -----------
      Total securities available for sale            $143,058     $1,794     $3,174    $141,678
-------------------------------------------------- ----------- ---------- ---------- -----------

                                                                  DECEMBER 31, 1999
                                                   ---------------------------------------------
                                                                GROSS       GROSS
                                                    AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                      COST       GAINS      LOSSES      VALUE
-------------------------------------------------- ----------- ---------- ---------- -----------
   U. S. Corporate                                    $85,653        $35     $3,388     $82,300
   Mortgage-backed                                     34,929         12      1,422      33,519
   U.S. Treasury securities and obligations of
      U.S. government agencies                          8,985         40        110       8,915
-------------------------------------------------- ----------- ---------- ---------- -----------
      Total fixed maturity securities
        available for sale                            129,567         87      4,920     124,734
-------------------------------------------------- ----------- ---------- ---------- -----------
   Equity securities                                    2,031          -        326       1,705
-------------------------------------------------- ----------- ---------- ---------- -----------
      Total securities available for sale            $131,598        $87     $5,246    $126,439
-------------------------------------------------- ----------- ---------- ---------- -----------


                                     F-II-10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

2.  INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
                                             AMORTIZED           FAIR
                                               COST             VALUE
---------------------------------------     -----------      -----------
Due in one year or less                        $5,899            $5,896
Due after one year through five years          59,423            59,329
Due after five years through ten years         29,161            29,153
Due after ten years                            14,449            13,548
Mortgage-backed securities                     32,095            32,007
---------------------------------------    -----------      ------------
     Total                                   $141,027          $139,933
---------------------------------------    -----------      ------------

At December 31, 2000, the Company had fixed maturity securities available for sale with a carrying value of $3,281 on deposit with various state insurance departments.

In prior years, the Company purchased exchange and privately traded options to support certain equity indexed annuity policyowner liabilities. These derivatives were used to manage fluctuations in the equity market risk granted to the policyowners of the equity indexed annuities. These derivatives involved, to varying degrees, elements of credit risk and market risk. Due to the transfer of these assets as part of the co-insurance agreement outlined in note 4, there were no options outstanding at December 31, 2000 or 1999.


3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                         DECEMBER 31
                                                   -----------------------
                                                      2000         1999
-------------------------------------------------- ----------- -----------
Deferred policy acquisition costs                     $47,686     $45,802
Prepaid expenses                                        1,012         888
-------------------------------------------------- ----------- -----------
Gross deferred tax liability                           48,698      46,690
-------------------------------------------------- ----------- -----------
Future policy and contract benefits                    39,108      35,650
Net unrealized investment losses                          685       1,768
Capital loss carryforward                                 434         515
Deferred future revenues                                2,218       2,090
Other                                                     121         457
-------------------------------------------------- ----------- -----------
Gross deferred tax asset                               42,566      40,480
Less valuation allowance                                  714         515
-------------------------------------------------- ----------- -----------
Total deferred tax asset after valuation allowance     41,852      39,965
-------------------------------------------------- ----------- -----------
   Net deferred tax liability                          $6,846      $6,725
-------------------------------------------------- ----------- -----------

The Company has approximately $1,200 of capital loss carryforwards as of December 31, 2000 that may be applied against future capital gains. The capital loss carryforwards of approximately $1,100 and $100 will expire in 2004 and 2005, respectively. In 2000 and 1999, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. The Company has also provided for a valuation allowance for a capital asset written down in 2000.

                                     F-II-11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

3.  INCOME TAXES (CONTINUED)

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:
                                                    YEARS ENDED DECEMBER 31
                                                --------------------------------
                                                   2000       1999        1998
--------------------------------------------------------------------------------
Federal statutory tax rate                        35.0  %     35.0 %     35.0 %
Dividends received deduction                     (21.3)        -           -
Income tax liability released due to
  settlement on exam                             (29.6)        -           -
Other                                              1.7         4.2       (6.7)
--------------------------------------------------------------------------------
   Effective tax rate                            (14.2) %     39.2 %     28.3 %
--------------------------------------------------------------------------------


The Company's federal income tax returns have been examined by the IRS through 1995. The Company has appealed certain adjustments proposed by the IRS for tax years 1993 through 1995 and has reached a tentative settlement. Based on the settlement, in 2000, the Company reduced its current tax expense by $1,481 and released the income tax liability provided in prior years of $2,050. The IRS is currently examining the Company's tax return for the tax period ended March 31, 1996. Management believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2000, 1999 and 1998 was $12,573, $12,265 and $11,737, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company paid $4,912, $4,419 and $4,104 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2000, 1999 and 1998, respectively. The Company has received reinsurance recoveries from affiliates of $3,603, $7,268 and $3,310 for the years ended December 31, 2000, 1999 and 1998, respectively.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity indexed annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and an amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs which it was carrying on this block. AmerUs, through assumption reinsurance, has assumed approximately 83% and 40% as of December 31, 2000 and 1999, respectively, reducing the reinsurance receivable - affiliate to $9,870 and $35,921 as of December 31, 2000 and 1999, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2000, the Company was contingently liable for $11,610 of additional reserves.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. Policies placed by this affiliate generated commission expense of $34,544, $35,736 and $28,621 for the years ended December 31, 2000, 1999 and 1998, respectively.
                                     F-II-12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

4.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1999, the Company formed a variable insurance trust (VIT). The Company and ALIC offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $1,021,332 and $1,066,249 in the VIT as of December 31, 2000 and 1999, respectively. ALIC had separate account investments of $600 as of December 31, 2000, the first year the VIT was available to its policyowners.

Affiliates of the Company provide investment advisory and administrative services to the VIT. AIC serves as the investment advisor and received fees of $5,356 and $702 for the years ended December 31, 2000 and 1999, respectively. Effective January 1, 2001 the Company entered into an agreement with AIC under which the Company will be paid for services provided to investors. The Company will receive a fee based on the net advisory fees earned on the mutual funds.

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $6,009 as of December 31, 2000.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5.  BENEFIT PLANS

The Company is included in the multiple employer non-contributory defined-benefit pension plan (pension plan) sponsored by ALIC. The Company's employees also participate in a defined contribution plan that covers substantially all full time employees of AAMHC and its subsidiaries.

In past years, substantially all full-time employees of ALIC and it subsidiaries were covered by the pension plan. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.

The first option was to continue participation in the pension plan and defined contribution plans. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2000, 1999 and 1998 were $221, $159 and $163, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis, pending IRS approval.

On December 31, 2000, the pension plan merged with the pension plan of an affiliated company, and is now sponsored by AAMHC. While the pension plans were merged, each Company will continue to have different benefit formulas.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2000 and 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2000, 1999 and 1998 were $108, $47 and $24, respectively.

                                     F-II-13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

5.  BENEFIT PLANS (CONTINUED)

The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For associates eligible to retire January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided up to the date when the associate becomes eligible for medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions were $35, $12 and $12 for the years ended December 31, 2000, 1999 and 1998, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was $6,874, ($4,513) and $319 for 2000, 1999 and 1998, respectively.
The Company's statutory surplus was $63,665, $41,637 and $44,589 at December 31, 2000, 1999 and 1998, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The
Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Nebraska will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will increase the Company's statutory net worth as of January 1, 2001 by approximately $2,500 to $3,000.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:
                                     F-II-14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS(CONTINUED)

        FIXED MATURITY SECURITIES AVAILABLE FOR SALE -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

        EQUITY SECURITIES -- Fair value is determined using an independent pricing source.

        MORTGAGE LOANS ON REAL ESTATE - Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2000 and 1999.

        LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

        CASH AND CASH EQUIVALENTS, ACCRUED INVESTMENT INCOME, REINSURANCE RECEIVABLE AND RECOVERABLE - The carrying amounts equal fair value.

        ACCUMULATED CONTRACT VALUES -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:
                                                                      DECEMBER 31
                                                 -----------------------  ------------------------
                                                          2000                     1999
                                                 -----------------------  ------------------------
                                                   CARRYING      FAIR       CARRYING      FAIR
                                                    AMOUNT       VALUE       AMOUNT       VALUE
------------------------------------------------ ------------ ----------  ------------ -----------
Financial assets:
   Fixed maturity securities,
      available for sale                            $139,933   $139,933      $124,734    $124,734
   Equity securities                                   1,745      1,745         1,705       1,705
   Mortgage loans on real estate                       2,091      2,138         1,392       1,369
   Loans on insurance policies                        23,186     18,948        16,499      14,557
   Cash and cash equivalents                          18,347     18,347        11,970      11,970
   Accrued investment income                           2,873      2,873         2,442       2,442
   Reinsurance receivable - affiliate                  9,870      9,870        35,921      35,921
   Reinsurance recoverable - affiliates                2,414      2,414           153         153

Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                 204,577    204,577       184,376     184,376


8.  COMMITMENTS AND CONTINGENCIES

From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

                                     F-II-15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN THOUSANDS)
                                   (CONTINUED)

9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have Separate Accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Amounts in the Separate Accounts include policyowner investments in mutual fund options offered through affiliates. (See note 4.) Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:
                                                           DECEMBER 31
                                                   ------------- -------------
                                                       2000          1999
-------------------------------------------------- ------------- -------------
Separate Account V                                     $393,900      $402,722
Separate Account VA-2                                 1,868,780     1,991,723
-------------------------------------------------- ------------- -------------
                                                     $2,262,680    $2,394,445
-------------------------------------------------- ------------- -------------

                                     F-II-16

   PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    a)   Financial Statements:

    The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B.

    Subaccounts of Ameritas  Variable Life Insurance  Company  Separate  Account
    VA-2:
    -   Report of Deloitte & Touche LLP, independent auditors.
    -   Statement of Net Assets as of December 31, 2000.
    -   Statements of Operations for the years ended December 31, 2000 and 1999.
    - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
    - Notes to Financial Statements for the years ended December 31, 2000 and 1999.

    Ameritas Variable Life Insurance Company:
        -   Report of Deloitte & Touche LLP, independent auditors.
        -   Balance Sheets as of December 31, 2000 and 1999.
        - Statements of Operations for the years ended December 31, 2000, 1999 and 1998.
        - Statements of Comprehensive Income for the years ended December 31, 2000, 1999 and 1998.
        - Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
        - Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
        - Notes to Financial Statements for the years ended December 31, 2000, 1999 and 1998.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

    b)  Exhibits

 Exhibit
 Number     Description of Exhibit
 ------     ----------------------

 (1) Resolution of Board of Directors of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Life Insurance Company Separate Account VA-2. 1
 (2)      Not applicable.
 (3)  (a) Principal Underwriting Agreement. 5
 (3)  (b) Form of Selling Agreement. 2
 (4)      Form of Variable Annuity Contract. 1
 (5)      Form of Application for Variable Annuity Contract. 4
 (6)  (a) Articles of Incorporation of Ameritas Variable Life Insurance
          Company. 3
 (6)  (b) Bylaws of Ameritas Variable Life Insurance Company. 4
 (7)      Not Applicable.
 (8)  (a) Participation Agreement (MFS). 2
      (b) Participation Agreement (Fidelity). 3
      (c) Participation Agreement (Alger American). 3
      (d) Participation Agreement (Morgan Stanley). 2
      (e) Participation Agreement (Calvert Variable Series, Inc. Ameritas Portfolios). 6
      (f) Form of Participation Agreement (Calvert Variable Series, Inc.
          Social Portfolios). 8
      (g) Form of Participation Agreement (American Century Variable
          Portfolios, Inc.).  8
      (h) Form of Participation Agreement (INVESCO Variable Investment Funds, Inc.). 8
      (i) Form of Participation Agreement (Salomon Brothers Variable Series Funds Inc.). 8
      (j) Form of Participation Agreement (Summit Mutual Funds, Inc.). 8
      (k) Form of Participation Agreement (Third Avenue Variable Series
          Trust.). 8
 (8)      Opinion and consent of Donald R. Stading.
(10)  (a) Independent Auditors= Consent.
(11)      No financial statements are omitted from Item 23.
(12)      Not applicable.
(13)      Schedule of Computation of Performance Quotations. 7

1 Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 (File No. 33-14774), filed on June 2, 1987.
2 Incorporated by reference to initial registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on November 5, 1996.
3 Incorporated by reference to pre-effective amendment to registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
4 Incorporated by reference to the registration statement for Ameritas Variable Life Insurance Company, Separate Account VA-2, File No. 33-14774, filed on March 26, 1992.
5 Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-14774, filed on February 28, 1997.
6 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
7 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, file No. 33-98848, filed on March 1, 2000.
8 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.

Item 25. Directors and Officers of the Depositor

    Name and Principal        Position and Offices
    Business Address          with Depositor
    ----------------          --------------
    Lawrence J. Arth*         Director, Chairman of the Board and Chief
                              Executive Officer
    William J. Atherton*      Director, President and Chief Operating Officer
    Kenneth C. Louis*         Director and Executive Vice President
    Gary R. McPhail**         Director and Executive Vice President
    Thomas C. Godlasky**      Director, Senior Vice President and Chief
                              Investment Officer
    JoAnn M. Martin*          Director, Vice President and Chief Financial
                              Officer
    Michael G. Fraizer**      Director
    Robert C. Barth           Controller
    Brian J. Clark**          Vice President - Fixed Annuity Product Development
    Raymond M. Gilbertson*    Vice President - Corporate Compliance
    Joseph K. Haggerty**      Assistant General Counsel
    Sandra K. Holmes**        Vice President - Fixed Annuity Customer Service
    Robert G. Lange*          Assistant Secretary
    Cynthia J. Lavelle*       Vice President - Product, Operations and
                              Technology
    William W. Lester*        Treasurer
    Mary Rutford*             2nd Vice President - Accounting
    Sheila E. Sandy**         Assistant Secretary
    Thomas N. Simpson*        Senior Vice President and National Sales Manager
    Donald R. Stading*        Secretary and General Counsel
    Kevin J. Wagoner**        Assistant Treasurer

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

Item 26.

Organizations under common control with the depositor include:

Name of Corporation (where organized)*                    Principal Business
--------------------------------------                    ------------------

Ameritas Acacia Mutual Holding Company (NE)...............mutual insurance holding company
    Ameritas Holding Company (NE)                         mutual insurance holding company

        Acacia Life Insurance Company (D.C.)..............life/health insurance company
           Acacia Financial Corp. (VA)....................holding company
               Acacia Federal Savings Bank (DE)...........federally chartered bank
               Calvert Group. Ltd. (DE)                   offering socially responsible
                                                          investments
                  its 1940 Act Investment Companies (DE)..offering socially responsible mutual funds
               The Advisors Group, Inc. (DE)..............securities broker-dealer &
                                                          investment advisor
           Acacia National Life Insurance Company (VA)....variable life/annuity insurance company

        Ameritas Life Insurance Corp. (NE)................life/health insurance company
           AMAL Corporation (NE)..........................a joint venture holding company between Ameritas Life Insurance
                                                          Corp. (majority owner) and AmerUs Life
                                                          Insurance Company (minority owner)
               Ameritas Investment Corp. (NE).............securities broker dealer &
                                                          investment advisor
               Ameritas Variable Life Insurance
               Company (NE)...............................life insurance company
           Ameritas Investment Advisors, Inc. (NE)........investment advisor
           Ameritas Managed Dental Plan, Inc. (CA)........managed care dental insurance company
           First Ameritas Life Insurance Corp.
                of New York (NY)..........................life insurance company
           Pathmark Assurance Company (NE)................third-party administrator &
                                                          reinsurer of dental insurance plans
           Veritas Corp. (NE).............................insurance marketing agency

* Principal operating companies only. Subsidiaries of subsidiaries are indicated by indentations. Ownership is 100% by the immediate parent company except as noted.


Item 27.   Number of Contractowners

           As of January 25, 2001 there were 5,139 qualified contracts and 4,032 non-qualified contracts.

Item 28.   Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

    "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

    Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

    In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

1) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contract issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

2)       The  following  table  sets forth  certain  information  regarding  the
         officers  and   directors  of  the  principal   underwriter,   Ameritas
         Investment Corp.

         Name and Principal      Positions and Offices
         Business Address        and Underwriter
         ----------------        ---------------
         Lawrence J. Arth*       Director and Chairman of the Board
         William R. Giovanni*    Director, President and Chief Executive Officer
         Kenneth C. Louis*       Director, Senior Vice President
         Gary R. McPhail**       Director, Senior Vice President
         Michael G. Fraizer**    Director
         Thomas C. Godlasky**    Director
         Arthur W. Abts, Jr.***  Vice President - Public Finance
         Billie B. Beavers***    Senior Vice President
         Thomas C. Bittner*      Vice President - Marketing and Administration
         Alan R. Eveland*        Vice President - Public Finance
         James R. Fox***         Senior Vice President
         Raymond M. Gilbertson*  Vice President - Corporate Compliance
         Richard S. Harmon***    Vice President - Public Finance
         Michael P. Heaton***    Senior Vice President
         William J. Janssen*     Vice President - Retail Sales Manager
         Scott D. Keene*         Vice President - Public Finance
         Robert G. Lange*        Assistant Secretary
         Bruce D. Lefler***      Vice President
         William W. Lester*      Treasurer
         Robert W. Morrow*       Vice President
         Robert J. O'Meara*      Assistant Treasurer
         Wayne A. Rasmuss***     Vice President - Public Finance
         John V. Scheer*         Vice President Sales Manager - AIC/Ameritas
         Michael E. Shoemaker**  Vice President - Fixed Income, Trading and
                                 Underwriting
         Donald R. Stading*      Secretary and General Counsel
         John E. Trecek***       Vice President - Public Finance
         Michael M. VanHorne***  Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c)                    Net Underwriting   Compensation
   Name of Principal    Discounts and        on            Brokerage
     Underwriter (1)    Commissions (2)  Redemption (3)  Commissions (4)   Compensation (5)
   ------------------ -----------------  -------------  ----------------  ----------------
   Ameritas Investment
   Corp. ("AIC")       $18,802,555           $0              $60,942         $688,972

   (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
   (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
   (4) = Sales compensation received by AIC for retail sales.
   (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.                  Location of Separate Account and Records

    The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31. Management Services

    Not Applicable.


Item 32. Undertakings

1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

3)       Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this form promptly upon written or oral request.

4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

5) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 12 to Registration Statement Number 33-58642 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 6th day of April, 2001.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                            By: /s/ Lawrence J. Arth
                                                --------------------------
                                                Chairman of the Board


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 6, 2001.

         SIGNATURE                                  TITLE
         ---------                                  -----

    Lawrence J. Arth *              Director, Chairman of the Board and Chief
                                    Executive Officer

    William J. Atherton *           Director, President and Chief Operating
                                    Officer

    Kenneth C. Louis *              Director, Executive Vice President

    Gary R. McPhail *               Director, Executive Vice President

    Thomas C. Godlasky *            Director, Senior Vice President and Chief
                                    Investment Officer

    JoAnn M. Martin *               Director, Vice President and Chief
                                    Financial Officer

    Michael G. Fraizer *            Director

    Robert C. Barth *               Controller (PRINCIPAL ACCOUNTING OFFICER)

    William W. Lester *             Treasurer (PRINCIPAL FINANCIAL OFFICER)


  /s/ Donald R. Stading             Secretary and General Counsel
-------------------------
      Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

                                  EXHIBIT INDEX

EXHIBIT

    9      Opinion and Consent of Donald R. Stading
    10(a)  Consent of Deloitte & Touche LLP